UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Courtney R. Taylor
The Bond Fund of America
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The Bond Fund of America®

[photo of two construction workers working on a highway - a highway overpass above them]
Semi-annual report for the six months ended June 30, 2012

The Bond Fund of America seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

This fund is one of more than 40 offered by American Funds, which is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2012:

Class A shares	1 year	5 years	10 years
Reflecting 3.75% maximum sales charge	3.07%	3.19%	4.85%

The total annual fund operating expense ratio was 0.60% for Class A shares as of the prospectus dated March 1, 2012.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Results for other share classes can be found on page 42.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

[photo of a construction worker working on a highway]

Fellow investors:

With fixed-income investments continuing to gain traction around the globe amidst economic and fiscal uncertainty, The Bond Fund of America produced a total return of 3.3% for the first half of the fiscal year ended June 30.

The fund’s results surpassed that of its benchmark, the unmanaged Barclays U.S. Aggregate Index, which returned 2.4% for the period. The fund’s peer group, as measured by the Lipper Intermediate Investment-Grade Debt Funds Average, gained 3.5%.

A significant part of the fund’s total return came from dividends. For the six-month period, the fund paid out monthly dividends totaling just over 17 cents a share. This amounted to an income return of 1.4% (2.8% annualized) for the fund’s investors, whether they reinvested dividends or took income in cash. The fund’s gain in share price also added to the fund’s total return.

[Begin Sidebar]
Results at a glance
For periods ended June 30, 2012, with all distributions reinvested

	Total returns	Average annual total returns
	1 year	3 years	5 years	10 years	Lifetime
					(since
					5/28/74)
The Bond Fund of America
(Class A shares)	7.09%	8.22%	3.97%	5.25%	8.35%

Barclays U.S. Aggregate Index*	7.47	6.93	6.79	5.63	8.32

Lipper Intermediate Investment-
Grade Debt Funds Average	6.97	8.34	6.25	5.25	7.78

*The Barclays U.S. Aggregate Index began on January 1, 1976. From May 28, 1974, through December 31, 1975, the Barclays U.S. Government/Credit Index was used. The index is unmanaged and, therefore, has no expenses.

[End Sidebar]

Bond market overview

The first quarter of 2012 saw investors taking on additional risk in fixed-income. Corporate issues, high-yield bonds and emerging-markets securities all rose, while the Treasury market retreated modestly. This was due in part to an improved economic picture in the United States and a sense that Europe had taken steps to resolve its dual banking and credit crises.

Things changed in the second quarter, however. Domestic economic indicators showed a more sluggish growth pattern, while unemployment remained stubbornly high. In Europe, a new wave of problems — from Greek default scenarios to soaring bond yields in Spain and Italy — renewed fears that the entire euro zone could enter into a prolonged recession, one that would threaten the fragile growth in the United States.

These economic worries prompted a number of actions among the world’s central banks. On June 20, the Federal Reserve elected to extend its “Operation Twist” asset repurchase program, in which the Fed sells short-term debt on its balance sheet to purchase longer term debt in order to keep long-term rates low. This was followed on July 5 with rate cuts by both the European Central Bank and China’s central bank, as well as approximately $75 billion for a new asset repurchase program by the Bank of England.

With both domestic and overseas concerns growing, Treasuries regained favor in the second quarter as investors shed risk and moved toward the traditional safe haven. While most asset classes managed gains for the second quarter, these were minimal among issues with poor credit ratings. For the six-month period overall, bond markets produced positive returns.

Inside the portfolio

The Bond Fund of America’s investment professionals analyze both individual bond offerings and global macroeconomic trends when making investment decisions. Thus, as corporate bonds and high-yield offerings showed strong returns for the first quarter, the fund’s portfolio counselors reduced their holdings in these areas, using the resulting profits to increase the fund’s Treasury holdings in anticipation of the worsening economic conditions.

The fund began the six-month period with 31.09% of the portfolio invested in corporate bonds and 23.04% in U.S. government and agency securities; by June 30, corporates fell to 29.84% of the fund, while U.S. government and agency securities rose to 23.61%. The fund’s holdings in mortgage-backed securities increased slightly during the period, while holdings in high-yield and emerging markets were reduced.

Within corporate bonds, the fund reduced its exposure to the financials sector, which suffered a number of credit downgrades during the period. The fund’s holdings in the energy sector increased slightly.

The fund’s corporate holdings, particularly those in the financial sector, were strong contributors to the fund’s return. The fund’s portfolio counselors nonetheless opted to begin reducing the fund’s corporate holdings in favor of Treasuries during the period. We feel that positioning the portfolio in such a manner is better suited to preservation of capital and stronger returns in the long term.

Looking ahead

Recent efforts to combat Europe’s problems have been encouraging, but the fund’s portfolio counselors continue to see numerous risks to global economic growth. Parts of Europe are in recession, and while the euro zone works to resolve member nations’ debt issues without massive economic declines, the path back to prosperity remains uncertain.

In the United States, there are some positives to take into account, such as reduced consumer debt, strong corporate balance sheets and profitability among U.S. companies, and improvement in the housing market. However, the federal government continues to take on a great deal of debt, and political solutions to dealing with that debt are unlikely to occur in the short- to medium-term.

We feel the fund’s current positioning allows for flexibility in this uncertain environment, allowing it to provide a risk-aware flow of current income while preserving as much capital as is possible. We thank you for the opportunity to discuss the fund’s results, and we look forward to reporting to you again at the end of the year.

Cordially,

/s/ John H. Smet

John H. Smet
President

August 9, 2012

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of July 31, 2012, calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.82%. The fund’s distribution rate for Class A shares as of that date was 2.88%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Summary investment portfolio   June 30, 2012
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Portfolio by type of security	(percent of net assets)
Mortgage-backed obligations	36.43
Corporate bonds & notes	29.84
Bonds & notes of U.S. government & government agencies	23.61
Bonds & notes of governments & government agencies outside the U.S.	3.84
Other bonds & notes	1.07
Other securities	0.06
Short-term securities & other assets less liabilities	5.15
[end pie chart]

Portfolio quality summary*	(percent of net assets)
U.S. government obligations†	23.1%
Federal agencies	33.0
Aaa/AAA	4.6
Aa/AA	4.8
A	10.5
Baa/BBB	13.2
Ba/BB	1.6
B	2.7
Caa/CCC or less	0.8
Unrated	0.5
Short-term securities & other assets less liabilities	5.2

* Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund's investment policies. Securities in the "unrated" category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund's investment policies.

† These securities are guaranteed by the full faith and credit of the United States government.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 94.79%	(000)	(000)	assets
Mortgage-backed obligations - 36.43%
Federal agency mortgage-backed obligations (1) - 32.73%
Fannie Mae:
3.00% 2027	$843,131	$883,707
3.50% 2027	309,796	327,416
6.00% 2038	158,140	174,375
6.00% 2038	134,647	148,402
6.00% 2038	114,338	126,018
6.50% 2038	94,939	107,204
4.00% 2041	170,029	181,355
4.00% 2041	162,866	175,852
4.00% 2041	94,813	102,373
5.00% 2041	92,447	102,649
3.50% 2042	598,415	629,271
3.50% 2042	96,500	101,941
4.00% 2042	154,490	164,508
4.50% 2042	279,110	299,520
6.00% 2042	289,158	317,803
6.00% 2042	256,386	281,744
0%-11.379% 2012-2047 (2)	4,502,860	4,868,635	26.76%
Freddie Mac 0%-7.50% 2016-2047 (2)	1,196,790	1,302,205	3.88
Government National Mortgage Assn.:
4.00% 2040	111,629	122,346
3.50% 2042	264,428	282,731
0%-10.00% 2021-2042	248,627	270,494	2.01
Other securities		28,980	.08
		10,999,529	32.73

Other mortgage-backed securities - 3.70%
Other securities		1,243,757	3.70

Total mortgage-backed obligations		12,243,286	36.43

Corporate bonds & notes - 29.84%
Financials - 7.88%
Other securities		2,647,304	7.88

Energy - 3.99%
Other securities		1,341,225	3.99

Consumer discretionary - 3.04%
Other securities		1,021,965	3.04

Industrials - 2.96%
Other securities		995,243	2.96

Health care - 2.84%
Other securities		954,363	2.84

Utilities - 2.39%
Other securities		801,749	2.39

Telecommunication services - 2.21%
Other securities		741,352	2.21

Consumer staples - 2.09%
Other securities		704,270	2.09

Materials - 1.52%
Other securities		511,323	1.52

Information technology - 0.92%
Other securities		309,084	.92

Total corporate bonds & notes		10,027,878	29.84

Bonds & notes of U.S. government & government agencies - 23.61%
U.S. Treasury:
1.375% 2012	165,780	166,524
1.125% 2013 (3)	216,455	218,256
0.25% 2014	202,700	202,469
1.25% 2014	187,140	189,947
2.125% 2015	165,000	174,243
0.875% 2016	114,185	115,358
1.00% 2016	206,090	209,392
2.375% 2016	100,000	106,805
0.875% 2017	302,100	304,517
1.00% 2017	308,986	313,349
1.125% 2019	416,050	416,911
1.75% 2022	417,001	420,792
2.00% 2022	298,825	309,120
7.125% 2023	85,000	130,053
6.875% 2025	77,500	121,131
4.50% 2036	158,957	213,748
4.375% 2039	103,000	137,376
4.625% 2040	165,695	229,514
3.75% 2041	317,745	383,703
3.00% 2042	105,400	110,609
3.125% 2042	183,287	197,162
0.125%-8.75% 2012-2041 (4)	1,933,903	2,233,072	20.55
Fannie Mae 0.50%-7.125% 2012-2030	272,345	282,461	.84
Federal Home Loan Bank 1.00%-5.50% 2012-2036	265,760	275,522	.82
Freddie Mac 0.50%-5.50% 2012-2022	161,630	172,794	.51
Other securities		298,290	.89
		7,933,118	23.61

Bonds & notes of governments & government agencies outside the U.S. - 3.84%
Other securities		1,291,317	3.84

Other - 1.07%
Other securities		357,177	1.07

Total bonds & notes (cost: $30,379,501,000)		31,852,776	94.79

			Percent
		Value	of net
Convertible securities - 0.04%		(000)	assets

Information technology - 0.04%
Other securities		11,931	.04

Total convertible securities (cost: $10,246,000)		11,931	.04

			Percent
		Value	of net
Preferred securities - 0.01%		(000)	assets

U.S. government agency securities - 0.01%
Other securities		$3,500	.01

Total preferred securities (cost: $5,820,000)		3,500	.01

			Percent
		Value	of net
Common stocks - 0.01%		(000)	assets

Other - 0.01%
Other securities		$4,677	.01

Total common stocks (cost: $9,571,000)		4,677	.01

			Percent
		Value	of net
Warrants - 0.00%		(000)	assets

Energy - 0.00%
Other securities		$22	.00

Total warrants (cost: $671,000)		22	.00

			Percent
	Principal	Value	of net
Short-term securities - 17.57%	amount (000)	(000)	assets

U.S. Treasury Bills 0.062%-0.165% due 7/12/2012-4/4/2013	$1,673,400	$1,672,917	4.98%
Freddie Mac 0.07%-0.20% due 8/1/2012-4/23/2013	969,198	968,695	2.88
Fannie Mae 0.07%-0.185% due 7/23/2012-1/8/2013	852,032	851,783	2.53
Federal Home Loan Bank 0.06%-0.21% due 7/13/2012-6/14/2013	704,015	703,626	2.09
Procter & Gamble Co. 0.13%-0.15% due 7/12-8/20/2012 (5)	179,800	179,784	.54
Federal Farm Credit Banks 0.14%-0.22% due 10/18/2012-4/29/2013	170,000	169,806	.50
Coca-Cola Co. 0.13%-0.22% due 8/10-10/9/2012 (5)	150,000	149,954	.45
Pfizer Inc 0.11%-0.12% due 7/11-7/19/2012 (5)	130,700	130,694	.39
Private Export Funding Corp. 0.13%-0.17% due 7/9-9/10/2012 (5)	125,000	124,969	.37
Straight-A Funding LLC 0.16%-0.18% due 7/19-8/14/2012 (5)	119,836	119,813	.36
Bank of New York Mellon Corp. 0.10% due 7/12/2012 (5)	102,900	102,897	.31
Other securities		729,642	2.17
Total short-term securities (cost: $5,904,600,000)		5,904,580	17.57

Total investment securities (cost: $36,310,409,000)		37,777,486	112.42
Other assets less liabilities		(4,173,384)	(12.42)

Net assets		$33,604,102	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $10,273,000, which represented .03% of the net assets of the fund. Some securities (with an aggregate value of $12,253,000, an aggregate cost of $16,626,000, and which represented .03% of the net assets of the fund) were acquired  from 7/17/2009 to 11/17/2010 through private placement transactions exempt from registration under the Securities Act of 1933 which may subject them to legal or contractual restrictions on resale.

Forward currency contracts
The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			Contract amount		Unrealized (depreciation) appreciation at
	Settlement date	Counterparty	Receive (000)	Deliver (000)	6/30/2012 (000)

Sales:
Brazilian reais	7/25/2012	JPMorgan Chase	$7,837	BRL16,000	$(84)
Brazilian reais	7/31/2012	JPMorgan Chase	$61,221	BRL128,000	(2,064)
British pounds	8/16/2012	UBS AG	$18,237	£11,330	495
Colombian pesos	7/30/2012	JPMorgan Chase	$22,871	COP41,500,000	(245)
Euros	7/11/2012	JPMorgan Chase	$657	€500	24
Euros	7/12/2012	Barclays Bank PLC	$11,751	€8,970	399
Euros	7/12/2012	Citibank	$8,416	€6,750	(127)
Euros	7/27/2012	JPMorgan Chase	$5,314	€4,250	(66)
Euros	8/20/2012	JPMorgan Chase	$12,627	€10,000	(34)
Euros	9/21/2012	UBS AG	$23,453	€18,460	72
Euros	9/21/2012	Citibank	$1,762	€1,395	(5)
Japanese yen	7/31/2012	UBS AG	$44,303	¥3,605,342	(822)
New Turkish liras	7/23/2012	Citibank	$6,158	TRY11,400	(111)
New Turkish liras	9/4/2012	Citibank	$32,115	TRY61,000	(1,121)
Polish zloty	8/7/2012	Citibank	$22,532	PLN72,000	1,027
Polish zloty	9/26/2012	Citibank	$3,777	PLN13,000	(83)
					$(2,745)

Interest rate swaps
The fund has entered into interest rate swaps as shown in the following table. The interest rate swaps shown are generally indicative of the volume of activity over the prior six-month period.

Floating rate index	Fixed rate	Expiration date	Counterparty	Notional amount (000)	Unrealized (depreciation) appreciation at 6/30/2012 (000)
Counterparty receives floating rate:
3-month USD-LIBOR	1.74125%	6/7/2022	Citibank	$55,000	$(127)
3-month USD-LIBOR	2.61	2/17/2032	JPMorgan Chase	72,000	2,985

Interest rate swaps - net					$2,858

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(2) Coupon rate may change periodically.
(3) A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts and interest rate swaps with certain counterparties. The total value of pledged collateral was $152,000, which represented less than .01% of the net assets of the fund.

(4) Index-linked bond whose principal amount moves with a government price index.
(5) Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $4,816,362,000, which represented 14.33% of the net assets of the fund.

Key to abbreviations and symbols
BRL = Brazilian reais
COP = Colombian pesos
€ = Euros
£ = British pounds
¥ = Japanese yen
PLN = Polish zloty
TRY = Turkish lira

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at June 30, 2012	(dollars in thousands)

Assets:
Investment securities, at value (cost: $36,310,409)		$37,777,486
Cash		18,162
Unrealized appreciation on open forward currency contracts		2,017
Unrealized appreciation on interest rate swaps		2,985
Receivables for:
Sales of investments	$2,453,644
Sales of fund's shares	44,830
Closed forward currency contracts	5,379
Interest rate swaps	755
Interest	246,517	2,751,125
		40,551,775
Liabilities:
Unrealized depreciation on open forward currency contracts		4,762
Unrealized depreciation on interest rate swaps		127
Payables for:
Purchases of investments	6,863,394
Repurchases of fund's shares	50,293
Dividends on fund's shares	6,578
Closed forward currency contracts	1,345
Interest rate swaps	57
Investment advisory services	5,325
Services provided by related parties	14,823
Trustees' deferred compensation	516
Other	453	6,942,784
Net assets at June 30, 2012		$33,604,102

Net assets consist of:
Capital paid in on shares of beneficial interest		$34,782,661
Distributions in excess of net investment income		(20,289)
Accumulated net realized loss		(2,625,241)
Net unrealized appreciation		1,466,971
Net assets at June 30, 2012		$33,604,102

	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (2,627,826 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$23,856,941	1,865,603	$12.79
Class B	517,743	40,487	12.79
Class C	2,451,005	191,668	12.79
Class F-1	1,589,368	124,288	12.79
Class F-2	344,671	26,953	12.79
Class 529-A	1,068,538	83,559	12.79
Class 529-B	46,652	3,648	12.79
Class 529-C	479,964	37,533	12.79
Class 529-E	58,619	4,584	12.79
Class 529-F-1	69,251	5,415	12.79
Class R-1	91,115	7,125	12.79
Class R-2	798,100	62,411	12.79
Class R-3	974,819	76,230	12.79
Class R-4	671,839	52,538	12.79
Class R-5	298,876	23,372	12.79
Class R-6	286,601	22,412	12.79

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended June 30, 2012	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $36)		$526,749

Fees and expenses*:
Investment advisory services	32,838
Distribution services	55,923
Transfer agent services	24,590
Administrative services	3,449
Reports to shareholders	1,131
Registration statement and prospectus	432
Trustees' compensation	180
Auditing and legal	15
Custodian	194
State and local taxes	149
Other	959	119,860
Net investment income		406,889

Net realized gain and unrealized appreciation
on investments, forward currency contracts, interest rate swaps and currency:
Net realized gain (loss) on:
Investments	446,316
Forward currency contracts	17,454
Interest rate swaps	782
Currency transactions	(2,311)	462,241
Net unrealized appreciation (depreciation) on:
Investments	201,748
Forward currency contracts	(7,529)
Interest rate swaps	2,858
Currency translations	652	197,729
Net realized gain and unrealized appreciation
on investments, forward currency contracts, interest rate swaps and currency		659,970
Net increase in net assets resulting
from operations		$1,066,859

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months ended June 30, 2012*	Year ended December 31, 2011
Operations:
Net investment income	$406,889	$1,051,588
Net realized gain on investments, forward currency contracts, interest rate swaps and currency transactions	462,241	804,549
Net unrealized appreciation on investments, forward currency contracts, interest rate swaps, and currency translations	197,729	214,449
Net increase in net assets resulting from operations	1,066,859	2,070,586

Dividends paid or accrued to shareholders from net investment income	(441,853)	(1,109,104)

Net capital share transactions	(313,746)	(4,289,380)

Total increase (decrease) in net assets	311,260	(3,327,898)

Net assets:
Beginning of period	33,292,842	36,620,740
End of period (including distributions in excess of and undistributed
net investment income: $(20,289) and $14,675, respectively)	$33,604,102	$33,292,842

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                  unaudited

1.	Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency, and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure– The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes.  The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2012 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds & notes:
Mortgage-backed obligations	-	$12,243,286	-	$12,243,286
Corporate bonds & notes	-	10,027,878	-	10,027,878
Bonds & notes of U.S. government & government agencies	-	7,933,118	-	7,933,118
Bonds & notes of governments & government agencies outside the U.S.	-	1,291,317	-	1,291,317
Other	-	357,177	-	357,177
Convertible securities	-	11,931	-	11,931
Preferred securities	-	3,500	-	3,500
Common stocks	-	-	4,677	4,677
Warrants	-	-	22	22
Short-term securities	-	5,904,580	-	5,904,580
Total	$-	$37,772,787	$4,699	$37,777,486

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$-	$2,017	$-	$2,017
Unrealized appreciation on interest rate swaps	-	2,985	-	2,985
Liabilities:
Unrealized depreciation on open forward currency contracts	-	(4,762)	-	(4,762)
Unrealized depreciation on interest rate swaps	-	(127)	-	(127)
Total	$-	$113	$-	$113

* Forward currency contracts and interest rate swaps are not included in the investment portfolio.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging and developing countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Certain investment techniques

Mortgage dollar rolls – The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions – The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments – The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to lend additional sums based upon the terms of the loan agreement. As of June 30, 2012, the fund’s maximum exposure of unfunded loan commitments was $5,705,000, which would represent less than 0.01% of the net assets of the fund should such commitments become due. Unrealized appreciation of $61,000 is included in net unrealized appreciation on investments in the statement of operations.

Forward currency contracts - The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Interest rate swaps - The fund has entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed-interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Upon entering into interest rate swaps, risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

On a daily basis, the fund’s investment adviser records interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. Unrealized appreciation or depreciation as a result of market fluctuation is recorded as an asset or liability. Interest accruals related to the exchange of future payments are also recorded as realized gains or losses in the fund’s statement of operations. Gains or losses realized upon the early termination or expiration of interest rate swap agreements are also recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts and interest rate swaps as of June 30, 2012 (dollars in thousands):

	Asset		Liability
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Forward currency	Unrealized appreciation on open forward currency contracts	$2,017	Unrealized depreciation on open forward currency contracts	$4,762

Forward currency	Receivables for closed forward currency contracts	5,379	Payables for closed forward currency contracts	1,345

Interest rate swaps	Unrealized appreciation on interest rate swaps	2,985	Unrealized depreciation on interest rate swaps	127

Interest rate swaps	Receivables for interest rate swaps	755	Payables for interest rate swaps	57
		$11,136		$6,291

	Net realized gain		Net unrealized (depreciation) appreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value

Forward currency	Net realized gain on forward currency contracts	$17,454	Net unrealized depreciation on forward currency contracts	$(7,529)

Interest rate swaps	Net realized gain on interest rate swaps	782	Net unrealized appreciation on interest rate swaps	2,858
		$18,236		$(4,671)

Collateral - To reduce the risk to counterparties of forward currency contracts and interest rate swaps, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net unrealized gain or loss on unsettled forward currency contracts and interest rate swaps by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2012, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2008 and by state tax authorities and tax authorities outside the U.S. for tax years before 2007.

Non-U.S. taxation – Interest income is recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$29,803
Capital loss carryforward*:
Expiring 2016	$(108,855)
Expiring 2017	(2,938,199)	(3,047,054)

*The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of June 30, 2012, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$1,617,861
Gross unrealized depreciation on investment securities	(189,104)
Net unrealized appreciation on investment securities	1,428,757
Cost of investment securities	36,348,729

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended June 30, 2012	Year ended December 31, 2011
Class A	$327,329	$810,868
Class B	5,568	18,892
Class C	23,975	67,795
Class F-1	21,331	55,627
Class F-2	5,045	12,381
Class 529-A	13,722	30,674
Class 529-B	461	1,543
Class 529-C	4,310	10,857
Class 529-E	680	1,518
Class 529-F-1	939	1,970
Class R-1	895	2,462
Class R-2	7,916	20,870
Class R-3	11,760	30,154
Class R-4	9,214	23,891
Class R-5	4,779	10,844
Class R-6	3,929	8,758
Total	$441,853	$1,109,104

7.	Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.11% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the six months ended June 30, 2012, the investment advisory services fee was $32,838,000, which was equivalent to an annualized rate of 0.198% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2012, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services – The board of trustees approved an amended administrative services agreement with CRMC effective January 1, 2012. Under this agreement, Class A shares pay an annual fee of 0.01% and Class C, F, R and 529 shares pay an annual fee of 0.05% of their respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

529 plan services – Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the six months ended June 30, 2012, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$28,482	$17,690	$1,180	Not applicable
Class B	2,787	417	Not applicable	Not applicable
Class C	12,315	1,761	617	Not applicable
Class F-1	1,924	878	386	Not applicable
Class F-2	Not applicable	146	83	Not applicable
Class 529-A	1,147	563	256	$509
Class 529-B	247	33	12	25
Class 529-C	2,293	270	115	229
Class 529-E	139	22	14	28
Class 529-F-1	-	35	16	32
Class R-1	449	51	23	Not applicable
Class R-2	2,953	1,466	200	Not applicable
Class R-3	2,367	861	241	Not applicable
Class R-4	820	315	166	Not applicable
Class R-5	Not applicable	80	77	Not applicable
Class R-6	Not applicable	2	63	Not applicable
Total class-specific expenses	$55,923	$24,590	$3,449	$823

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $180,000, shown on the accompanying financial statements, includes $160,000 in current fees (either paid in cash or deferred) and a net increase of $20,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

8.	Capital share transations

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2012
Class A	$1,779,193	140,194	$307,401	24,182	$(2,327,787)	(183,501)	$(241,193)	(19,125)
Class B	19,242	1,516	5,284	416	(129,858)	(10,237)	(105,332)	(8,305)
Class C	201,506	15,880	22,252	1,750	(339,669)	(26,780)	(115,911)	(9,150)
Class F-1	232,767	18,338	20,658	1,625	(213,427)	(16,822)	39,998	3,141
Class F-2	67,485	5,317	4,391	345	(52,934)	(4,170)	18,942	1,492
Class 529-A	116,241	9,167	13,471	1,060	(61,133)	(4,823)	68,579	5,404
Class 529-B	3,069	242	451	35	(11,490)	(906)	(7,970)	(629)
Class 529-C	55,085	4,343	4,232	333	(31,818)	(2,510)	27,499	2,166
Class 529-E	7,287	575	666	52	(3,967)	(313)	3,986	314
Class 529-F-1	11,213	884	921	73	(3,330)	(263)	8,804	694
Class R-1	13,522	1,066	877	69	(15,520)	(1,224)	(1,121)	(89)
Class R-2	129,678	10,221	7,715	607	(160,137)	(12,623)	(22,744)	(1,795)
Class R-3	166,616	13,135	11,485	903	(184,334)	(14,532)	(6,233)	(494)
Class R-4	120,722	9,521	9,031	710	(139,337)	(10,991)	(9,584)	(760)
Class R-5	57,531	4,536	4,626	364	(78,807)	(6,205)	(16,650)	(1,305)
Class R-6	65,022	5,111	3,860	304	(23,698)	(1,865)	45,184	3,550
Total net increase
(decrease)	$3,046,179	240,046	$417,321	32,828	$(3,777,246)	(297,765)	$(313,746)	(24,891)

Year ended December 31, 2011
Class A	$3,467,987	279,545	$765,805	61,887	$(6,884,549)	(558,485)	$(2,650,757)	(217,053)
Class B	44,459	3,577	18,764	1,517	(362,284)	(29,378)	(299,061)	(24,284)
Class C	371,536	29,938	62,888	5,082	(919,444)	(74,624)	(485,020)	(39,604)
Class F-1	412,064	33,336	53,763	4,345	(858,836)	(69,567)	(393,009)	(31,886)
Class F-2	110,665	8,951	10,052	812	(212,590)	(17,245)	(91,873)	(7,482)
Class 529-A	190,513	15,376	30,551	2,468	(164,943)	(13,348)	56,121	4,496
Class 529-B	5,616	453	1,527	123	(27,875)	(2,258)	(20,732)	(1,682)
Class 529-C	91,091	7,351	10,807	873	(98,035)	(7,930)	3,863	294
Class 529-E	11,587	934	1,513	123	(9,458)	(766)	3,642	291
Class 529-F-1	15,958	1,288	1,958	158	(14,111)	(1,142)	3,805	304
Class R-1	20,226	1,633	2,444	197	(34,155)	(2,761)	(11,485)	(931)
Class R-2	251,747	20,313	20,669	1,670	(321,253)	(26,004)	(48,837)	(4,021)
Class R-3	309,367	24,979	29,876	2,415	(457,900)	(37,060)	(118,657)	(9,666)
Class R-4	245,207	19,836	23,713	1,917	(388,730)	(31,455)	(119,810)	(9,702)
Class R-5	164,621	13,238	10,607	857	(242,473)	(19,722)	(67,245)	(5,627)
Class R-6	64,680	5,233	8,731	706	(123,736)	(10,058)	(50,325)	(4,119)
Total net increase
(decrease)	$5,777,324	465,981	$1,053,668	85,150	$(11,120,372)	(901,803)	$(4,289,380)	(350,672)

* Includes exchanges between share classes of the fund.

9.	Investment distributions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $33,482,507,000 and $34,072,348,000, respectively, during the six months ended June 30, 2012.

Financial highlights

			Income (loss) from investment operations(1)
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(2)(3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(3)		Ratio of net income to average net assets(3)

Class A:	Six months ended 6/30/2012(4)(5)	$12.55	$.16	$.25	$.41	$(.17)	$12.79	3.32%	$23,857	.61	%(6)	.61	%(6)	2.56	%(6)
	Year ended 12/31/2011	12.19	.40	.38	.78	(.42)	12.55	6.51	23,654	.60		.60		3.23
	Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.30	25,627	.59		.59		3.61
	Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.91	27,349	.65		.65		4.74
	Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.24)	21,987	.65		.63		5.76
	Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.37	24,898	.63		.61		5.22

Class B:	Six months ended 6/30/2012(4)(5)	12.55	.12	.25	.37	(.13)	12.79	2.92	518	1.36	(6)	1.36	(6)	1.82	(6)
	Year ended 12/31/2011	12.19	.31	.38	.69	(.33)	12.55	5.70	612	1.36		1.36		2.49
	Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.50	891	1.35		1.35		2.88
	Year ended 12/31/2009	10.76	.45	1.03	1.48	(.44)	11.80	14.06	1,212	1.40		1.40		4.05
	Year ended 12/31/2008	13.06	.61	(2.25)	(1.64)	(.66)	10.76	(12.88)	1,227	1.40		1.37		5.02
	Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.61	1,524	1.38		1.35		4.48

Class C:	Six months ended 6/30/2012(4)(5)	12.55	.11	.25	.36	(.12)	12.79	2.90	2,451	1.40	(6)	1.40	(6)	1.77	(6)
	Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.66	2,520	1.40		1.40		2.43
	Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.45	2,931	1.39		1.39		2.81
	Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	14.00	3,189	1.44		1.44		3.91
	Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.92)	2,274	1.44		1.41		4.98
	Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	2,532	1.42		1.40		4.43

Class F-1:	Six months ended 6/30/2012(4)(5)	12.55	.16	.25	.41	(.17)	12.79	3.32	1,589	.62	(6)	.62	(6)	2.55	(6)
	Year ended 12/31/2011	12.19	.40	.38	.78	(.42)	12.55	6.48	1,520	.63		.63		3.21
	Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.27	1,866	.62		.62		3.59
	Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.91	2,329	.65		.65		4.80
	Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.23)	2,653	.64		.62		5.78
	Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.38	2,963	.62		.60		5.22

Class F-2:	Six months ended 6/30/2012(4)(5)	12.55	.18	.25	.43	(.19)	12.79	3.46	345	.35	(6)	.35	(6)	2.81	(6)
	Year ended 12/31/2011	12.19	.43	.38	.81	(.45)	12.55	6.76	319	.36		.36		3.48
	Year ended 12/31/2010	11.80	.47	.41	.88	(.49)	12.19	7.55	402	.36		.36		3.89
	Year ended 12/31/2009	10.76	.56	1.03	1.59	(.55)	11.80	15.19	737	.39		.39		4.66
	Period from 8/4/2008 to 12/31/2008(4)	12.31	.29	(1.47)	(1.18)	(.37)	10.76	(9.62)	99	.18		.17		2.69

Class 529-A:	Six months ended 6/30/2012(4)(5)	12.55	.16	.25	.41	(.17)	12.79	3.28	1,068	.69	(6)	.69	(6)	2.47	(6)
	Year ended 12/31/2011	12.19	.39	.38	.77	(.41)	12.55	6.42	981	.68		.68		3.13
	Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.24	898	.65		.65		3.53
	Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.86	758	.70		.70		4.67
	Year ended 12/31/2008	13.06	.69	(2.25)	(1.56)	(.74)	10.76	(12.28)	547	.69		.67		5.74
	Year ended 12/31/2007	13.32	.68	(.25)	.43	(.69)	13.06	3.31	532	.69		.67		5.17

Class 529-B:	Six months ended 6/30/2012(4)(5)	12.55	.11	.25	.36	(.12)	12.79	2.85	47	1.49	(6)	1.49	(6)	1.68	(6)
	Year ended 12/31/2011	12.19	.29	.38	.67	(.31)	12.55	5.58	54	1.47		1.47		2.36
	Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.39	73	1.45		1.45		2.76
	Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.94	86	1.50		1.50		3.89
	Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.98)	71	1.51		1.48		4.92
	Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.49	77	1.50		1.47		4.36

Class 529-C:	Six months ended 6/30/2012(4)(5)	12.55	.11	.25	.36	(.12)	12.79	2.86	480	1.47	(6)	1.47	(6)	1.69	(6)
	Year ended 12/31/2011	12.19	.29	.38	.67	(.31)	12.55	5.59	444	1.46		1.46		2.35
	Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.40	428	1.44		1.44		2.74
	Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.95	370	1.49		1.49		3.87
	Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.97)	258	1.50		1.47		4.94
	Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.50	247	1.49		1.46		4.37

Class 529-E:	Six months ended 6/30/2012(4)(5)	$12.55	$.14	$.25	$.39	$(.15)	$12.79	3.15%	$59	.94	%(6)	.94	%(6)	2.23	%(6)
	Year ended 12/31/2011	12.19	.36	.38	.74	(.38)	12.55	6.14	54	.94		.94		2.87
	Year ended 12/31/2010	11.80	.40	.41	.81	(.42)	12.19	6.93	49	.93		.93		3.24
	Year ended 12/31/2009	10.76	.49	1.03	1.52	(.48)	11.80	14.52	40	.99		.99		4.38
	Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)	(.71)	10.76	(12.53)	29	.99		.96		5.45
	Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	28	.98		.96		4.88

Class 529-F-1:	Six months ended 6/30/2012(4)(5)	12.55	.17	.25	.42	(.18)	12.79	3.40	69	.47	(6)	.47	(6)	2.69	(6)
	Year ended 12/31/2011	12.19	.42	.38	.80	(.44)	12.55	6.65	59	.46		.46		3.36
	Year ended 12/31/2010	11.80	.46	.41	.87	(.48)	12.19	7.47	54	.44		.44		3.74
	Year ended 12/31/2009	10.76	.55	1.03	1.58	(.54)	11.80	15.09	44	.49		.49		4.84
	Year ended 12/31/2008	13.06	.72	(2.25)	(1.53)	(.77)	10.76	(12.10)	26	.49		.46		5.96
	Year ended 12/31/2007	13.32	.71	(.25)	.46	(.72)	13.06	3.53	22	.48		.46		5.38

Class R-1:	Six months ended 6/30/2012(4)(5)	12.55	.12	.25	.37	(.13)	12.79	2.92	91	1.37	(6)	1.37	(6)	1.80	(6)
	Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.68	91	1.38		1.38		2.45
	Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.47	99	1.38		1.38		2.82
	Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	14.02	103	1.43		1.43		3.96
	Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.92)	88	1.44		1.42		5.01
	Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.54	71	1.44		1.42		4.44

Class R-2:	Six months ended 6/30/2012(4)(5)	12.55	.12	.25	.37	(.13)	12.79	2.92	798	1.37	(6)	1.37	(6)	1.80	(6)
	Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.67	806	1.39		1.39		2.43
	Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.44	832	1.39		1.39		2.79
	Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.95	795	1.49		1.49		3.89
	Year ended 12/31/2008	13.06	.59	(2.25)	(1.66)	(.64)	10.76	(12.99)	616	1.53		1.50		4.90
	Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	648	1.51		1.40		4.44

Class R-3:	Six months ended 6/30/2012(4)(5)	12.55	.14	.25	.39	(.15)	12.79	3.15	975	.93	(6)	.93	(6)	2.24	(6)
	Year ended 12/31/2011	12.19	.36	.38	.74	(.38)	12.55	6.15	963	.94		.94		2.89
	Year ended 12/31/2010	11.80	.40	.41	.81	(.42)	12.19	6.94	1,053	.93		.93		3.26
	Year ended 12/31/2009	10.76	.50	1.03	1.53	(.49)	11.80	14.54	1,091	.97		.97		4.43
	Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)	(.71)	10.76	(12.52)	939	.98		.95		5.45
	Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	949	.98		.95		4.89

Class R-4:	Six months ended 6/30/2012(4)(5)	12.55	.17	.25	.42	(.18)	12.79	3.33	672	.60	(6)	.60	(6)	2.57	(6)
	Year ended 12/31/2011	12.19	.40	.38	.78	(.42)	12.55	6.48	669	.62		.62		3.21
	Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.27	768	.62		.62		3.57
	Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.90	788	.66		.66		4.75
	Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.25)	707	.67		.64		5.77
	Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.35	692	.66		.64		5.22

Class R-5:	Six months ended 6/30/2012(4)(5)	12.55	.18	.25	.43	(.19)	12.79	3.48	299	.31	(6)	.31	(6)	2.86	(6)
	Year ended 12/31/2011	12.19	.43	.38	.81	(.45)	12.55	6.80	310	.32		.32		3.51
	Year ended 12/31/2010	11.80	.48	.41	.89	(.50)	12.19	7.59	370	.32		.32		3.88
	Year ended 12/31/2009	10.76	.56	1.03	1.59	(.55)	11.80	15.24	451	.37		.37		5.20
	Year ended 12/31/2008	13.06	.73	(2.25)	(1.52)	(.78)	10.76	(12.00)	667	.37		.34		6.06
	Year ended 12/31/2007	13.32	.73	(.25)	.48	(.74)	13.06	3.65	635	.36		.34		5.50

Class R-6:	Six months ended 6/30/2012(4)(5)	12.55	.19	.25	.44	(.20)	12.79	3.51	286	.26	(6)	.26	(6)	2.90	(6)
	Year ended 12/31/2011	12.19	.44	.38	.82	(.46)	12.55	6.85	237	.27		.27		3.55
	Year ended 12/31/2010	11.80	.48	.41	.89	(.50)	12.19	7.64	280	.27		.27		3.90
	Period from 5/1/2009 to 12/31/2009(4)	10.78	.35	1.01	1.36	(.34)	11.80	12.75	252	.31	(6)	.31	(6)	4.59	(6)

	Six months ended June 30,	Year ended December 31
	2012(4)(5)	2011	2010	2009	2008	2007

Portfolio turnover rate for all share classes	130%	154%	99%	84%	57%	58%

(1)Based on average shares outstanding.
(2)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(3)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(4)Based on operations for the period shown and, accordingly, is not representative of a full year.
(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
      unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2012, through June 30, 2012).

Actual expenses:
The first line of each share class in the table on page 38 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on page 38 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2012	Ending account value 6/30/2012	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,033.22	$3.08	.61%
Class A -- assumed 5% return	1,000.00	1,021.83	3.07	.61
Class B -- actual return	1,000.00	1,029.23	6.86	1.36
Class B -- assumed 5% return	1,000.00	1,018.10	6.82	1.36
Class C -- actual return	1,000.00	1,028.97	7.06	1.40
Class C -- assumed 5% return	1,000.00	1,017.90	7.02	1.40
Class F-1 -- actual return	1,000.00	1,033.16	3.13	.62
Class F-1 -- assumed 5% return	1,000.00	1,021.78	3.12	.62
Class F-2 -- actual return	1,000.00	1,034.63	1.77	.35
Class F-2 -- assumed 5% return	1,000.00	1,023.12	1.76	.35
Class 529-A -- actual return	1,000.00	1,032.79	3.49	.69
Class 529-A -- assumed 5% return	1,000.00	1,021.43	3.47	.69
Class 529-B -- actual return	1,000.00	1,028.54	7.52	1.49
Class 529-B -- assumed 5% return	1,000.00	1,017.45	7.47	1.49
Class 529-C -- actual return	1,000.00	1,028.63	7.41	1.47
Class 529-C -- assumed 5% return	1,000.00	1,017.55	7.37	1.47
Class 529-E -- actual return	1,000.00	1,031.49	4.75	.94
Class 529-E -- assumed 5% return	1,000.00	1,020.19	4.72	.94
Class 529-F-1 -- actual return	1,000.00	1,033.99	2.38	.47
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.53	2.36	.47
Class R-1 -- actual return	1,000.00	1,029.20	6.91	1.37
Class R-1 -- assumed 5% return	1,000.00	1,018.05	6.87	1.37
Class R-2 -- actual return	1,000.00	1,029.19	6.91	1.37
Class R-2 -- assumed 5% return	1,000.00	1,018.05	6.87	1.37
Class R-3 -- actual return	1,000.00	1,031.51	4.70	.93
Class R-3 -- assumed 5% return	1,000.00	1,020.24	4.67	.93
Class R-4 -- actual return	1,000.00	1,033.26	3.03	.60
Class R-4 -- assumed 5% return	1,000.00	1,021.88	3.02	.60
Class R-5 -- actual return	1,000.00	1,034.81	1.57	.31
Class R-5 -- assumed 5% return	1,000.00	1,023.32	1.56	.31
Class R-6 -- actual return	1,000.00	1,035.08	1.32	.26
Class R-6 -- assumed 5% return	1,000.00	1,023.57	1.31	.26

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2013. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing as high a level of current income as is consistent with the preservation of capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings.

This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2012:
			10 years/
	1 year	5 years	Life of class1
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	1.29%	2.85%	4.63%
Not reflecting CDSC	6.29	3.20	4.63

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	5.24	3.15	4.41
Not reflecting CDSC	6.24	3.15	4.41

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	7.07	3.96	5.23

Class F-2 shares3 — first sold 8/4/08
Not reflecting annual asset-based fee charged
by sponsoring firm	7.36	—	5.59

Class 529-A shares4
Reflecting 3.75% maximum sales charge	2.98	3.13	4.80
Not reflecting maximum sales charge	7.00	3.91	5.20

Class 529-B shares2,4
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	1.15	2.73	4.49
Not reflecting CDSC	6.15	3.08	4.49

Class 529-C shares4
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	5.16	3.09	4.34
Not reflecting CDSC	6.16	3.09	4.34

Class 529-E shares3,4	6.73	3.62	4.87

Class 529-F-1 shares3,4 — first sold 9/26/02
Not reflecting annual asset-based fee charged
by sponsoring firm	7.23	4.13	5.36

1Applicable to Class F-2 and 529-F-1 shares only. All other share classes reflect 10-year results.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund prospectus.

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Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2012, portfolio of The Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 60% of 10-year periods and 67% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

1As of 12/31/11.
2Based on Class A share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
3Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-908-0812P

Litho in USA BG/RRD/6370-S33504

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Bond Fund of AmericaSM
Investment portfolio

June 30, 2012
unaudited

Bonds & notes — 94.79%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 36.43%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS1 — 32.73%
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	$46,225	$46,736
Fannie Mae 3.308% 20172	4,077	4,404
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	2,316	2,487
Fannie Mae 4.00% 2019	11,436	12,212
Fannie Mae 5.50% 2019	68	74
Fannie Mae 5.50% 2020	6,072	6,592
Fannie Mae 5.50% 2020	768	837
Fannie Mae 11.134% 20202	64	72
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022	3,733	3,809
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022	8,400	8,703
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	3,500	3,719
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	3,434	3,501
Fannie Mae 5.00% 2023	3,553	3,845
Fannie Mae 5.50% 2023	20,354	22,179
Fannie Mae 5.50% 2023	19,381	21,126
Fannie Mae 6.00% 2023	2,160	2,376
Fannie Mae 4.50% 2024	14,595	15,661
Fannie Mae 6.00% 2024	5,347	6,019
Fannie Mae 3.50% 2025	25,343	26,814
Fannie Mae 3.50% 2025	19,632	20,772
Fannie Mae 3.50% 2025	14,106	14,924
Fannie Mae 3.50% 2025	11,218	11,869
Fannie Mae 3.50% 2025	9,633	10,192
Fannie Mae 3.50% 2025	6,263	6,626
Fannie Mae 4.50% 2025	18,793	20,166
Fannie Mae 4.50% 2025	10,353	11,110
Fannie Mae 4.50% 2025	10,261	11,010
Fannie Mae, Series 2001-4, Class GA, 9.719% 20252	209	243
Fannie Mae, Series 2001-4, Class NA, 11.379% 20252	515	575
Fannie Mae 2.575% 20262	351	368
Fannie Mae 3.50% 2026	90,842	96,116
Fannie Mae 3.50% 2026	10,528	11,140
Fannie Mae 3.50% 2026	9,699	10,262
Fannie Mae 4.00% 2026	15,501	16,509
Fannie Mae 6.00% 2026	13,469	15,179
Fannie Mae 3.00% 2027	843,131	883,707
Fannie Mae 3.00% 2027	57,826	60,885
Fannie Mae 3.50% 2027	309,796	327,416
Fannie Mae 5.50% 2027	6,746	7,367
Fannie Mae 6.00% 2028	3,497	3,854
Fannie Mae 6.00% 2028	2,216	2,436
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	1,374	1,096
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	423	510
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	2,799	3,141
Fannie Mae, Series 2001-20, Class E, 9.597% 20312	38	43
Fannie Mae 6.50% 2032	130	143
Fannie Mae 4.50% 2034	64,443	69,387
Fannie Mae 6.50% 2034	834	940
Fannie Mae 5.00% 2035	70,356	76,536
Fannie Mae 5.00% 2035	63,376	69,140
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	3,514	3,959
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	5,401	5,204
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	5,038	4,872
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,113	1,061
Fannie Mae 5.00% 2036	39,462	42,830
Fannie Mae 5.00% 2036	13,632	14,795
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	3,781	4,188
Fannie Mae 5.50% 2036	1,570	1,723
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	12,446	14,020
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	10,286	11,422
Fannie Mae 6.00% 2036	9,523	10,497
Fannie Mae 6.00% 2036	4,873	5,375
Fannie Mae 6.00% 2036	4,066	4,481
Fannie Mae 6.00% 2036	2,861	3,160
Fannie Mae 6.50% 2036	9,185	10,329
Fannie Mae 6.50% 2036	5,165	5,832
Fannie Mae 7.00% 2036	866	987
Fannie Mae 7.00% 2036	699	796
Fannie Mae 7.50% 2036	359	409
Fannie Mae 7.50% 2036	112	128
Fannie Mae 8.00% 2036	549	628
Fannie Mae 3.984% 20372	4,014	4,184
Fannie Mae 4.996% 20372	5,961	6,325
Fannie Mae 5.00% 2037	3,383	3,680
Fannie Mae 5.387% 20372	3,626	3,839
Fannie Mae 5.403% 20372	7,522	8,001
Fannie Mae 5.50% 2037	43,265	47,274
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	17,677	19,628
Fannie Mae 5.50% 2037	11,890	12,977
Fannie Mae 6.00% 2037	47,268	51,925
Fannie Mae 6.00% 2037	44,564	49,117
Fannie Mae 6.00% 2037	27,406	30,206
Fannie Mae 6.00% 2037	13,029	14,360
Fannie Mae 6.00% 2037	12,501	13,778
Fannie Mae 6.00% 2037	7,794	8,561
Fannie Mae 6.00% 2037	7,482	8,247
Fannie Mae 6.00% 2037	5,893	6,495
Fannie Mae 6.00% 2037	5,381	5,864
Fannie Mae 6.00% 2037	4,796	5,286
Fannie Mae 6.00% 2037	3,948	4,342
Fannie Mae 6.00% 2037	2,446	2,666
Fannie Mae 6.00% 2037	1,363	1,504
Fannie Mae 6.00% 2037	1,023	1,127
Fannie Mae 6.00% 2037	1,007	1,110
Fannie Mae 6.50% 2037	10,412	11,699
Fannie Mae 6.50% 2037	8,257	9,278
Fannie Mae 6.50% 2037	6,908	7,716
Fannie Mae 6.50% 2037	5,835	6,556
Fannie Mae 6.50% 2037	1,288	1,446
Fannie Mae 7.00% 2037	3,115	3,492
Fannie Mae 7.00% 2037	2,718	3,047
Fannie Mae 7.00% 2037	1,017	1,159
Fannie Mae 7.00% 2037	515	586
Fannie Mae 7.00% 2037	248	282
Fannie Mae 7.00% 2037	219	249
Fannie Mae 7.50% 2037	709	807
Fannie Mae 7.50% 2037	584	665
Fannie Mae 7.50% 2037	566	645
Fannie Mae 7.50% 2037	550	626
Fannie Mae 7.50% 2037	485	552
Fannie Mae 7.50% 2037	471	536
Fannie Mae 7.50% 2037	468	534
Fannie Mae 7.50% 2037	457	520
Fannie Mae 7.50% 2037	426	485
Fannie Mae 7.50% 2037	408	465
Fannie Mae 7.50% 2037	234	267
Fannie Mae 7.50% 2037	191	219
Fannie Mae 7.50% 2037	128	150
Fannie Mae 7.50% 2037	108	123
Fannie Mae 7.50% 2037	91	104
Fannie Mae 7.50% 2037	68	77
Fannie Mae 7.50% 2037	26	30
Fannie Mae 8.00% 2037	339	393
Fannie Mae 8.00% 2037	178	204
Fannie Mae 8.00% 2037	101	115
Fannie Mae 5.00% 2038	32,485	35,339
Fannie Mae 5.00% 2038	22,990	25,010
Fannie Mae 5.345% 20382	3,104	3,331
Fannie Mae 5.415% 20382	844	911
Fannie Mae 5.428% 20382	7,678	8,240
Fannie Mae 5.50% 2038	22,009	24,020
Fannie Mae 5.50% 2038	158	173
Fannie Mae 6.00% 2038	158,140	174,375
Fannie Mae 6.00% 2038	134,647	148,402
Fannie Mae 6.00% 2038	114,338	126,018
Fannie Mae 6.00% 2038	87,356	96,280
Fannie Mae 6.00% 2038	46,073	51,341
Fannie Mae 6.00% 2038	28,998	32,051
Fannie Mae 6.00% 2038	12,309	13,522
Fannie Mae 6.00% 2038	10,098	11,077
Fannie Mae 6.00% 2038	9,126	10,025
Fannie Mae 6.00% 2038	7,512	8,279
Fannie Mae 6.00% 2038	6,889	7,593
Fannie Mae 6.00% 2038	5,618	6,180
Fannie Mae 6.00% 2038	5,033	5,547
Fannie Mae 6.00% 2038	4,928	5,411
Fannie Mae 6.00% 2038	4,629	5,081
Fannie Mae 6.50% 2038	94,939	107,204
Fannie Mae 6.50% 2038	10,647	12,023
Fannie Mae 3.521% 20392	5,378	5,611
Fannie Mae 3.568% 20392	4,084	4,255
Fannie Mae 3.604% 20392	14,051	14,779
Fannie Mae 3.70% 20392	704	741
Fannie Mae 3.77% 20392	3,433	3,595
Fannie Mae 3.816% 20392	1,450	1,516
Fannie Mae 3.833% 20392	4,827	5,033
Fannie Mae 3.887% 20392	1,655	1,739
Fannie Mae 3.908% 20392	2,087	2,192
Fannie Mae 3.942% 20392	1,536	1,609
Fannie Mae 3.951% 20392	8,255	8,642
Fannie Mae 4.50% 2039	39,110	41,988
Fannie Mae 5.00% 2039	27,909	30,806
Fannie Mae 5.50% 2039	22,652	24,723
Fannie Mae 5.50% 2039	3,334	3,639
Fannie Mae 6.00% 2039	65,157	71,813
Fannie Mae 6.00% 2039	44,517	49,065
Fannie Mae 6.00% 2039	7,728	8,489
Fannie Mae 6.00% 2039	7,351	8,102
Fannie Mae 6.00% 2039	4,704	5,184
Fannie Mae 6.00% 2039	3,842	4,226
Fannie Mae 6.00% 2039	3,688	4,044
Fannie Mae 6.00% 2039	395	434
Fannie Mae 3.205% 20402	37,416	39,253
Fannie Mae 3.605% 20402	6,565	6,871
Fannie Mae 4.00% 2040	53,669	57,244
Fannie Mae 4.00% 2040	20,240	21,854
Fannie Mae 4.00% 2040	12,957	13,820
Fannie Mae 4.50% 2040	80,622	86,808
Fannie Mae 4.50% 2040	8,542	9,197
Fannie Mae 4.50% 2040	7,493	8,067
Fannie Mae 4.50% 2040	5,925	6,360
Fannie Mae 4.50% 2040	4,348	4,681
Fannie Mae 4.50% 2040	1,752	1,929
Fannie Mae 4.50% 2040	479	528
Fannie Mae 4.50% 2040	473	521
Fannie Mae 4.50% 2040	156	172
Fannie Mae 4.50% 2040	107	118
Fannie Mae 5.00% 2040	39,146	42,585
Fannie Mae 5.00% 2040	17,717	19,273
Fannie Mae 5.00% 2040	13,076	14,519
Fannie Mae 5.00% 2040	3,377	3,732
Fannie Mae 5.00% 2040	3,414	3,714
Fannie Mae 5.00% 2040	2,572	2,797
Fannie Mae 5.50% 2040	37,230	40,543
Fannie Mae 5.50% 2040	15,520	17,094
Fannie Mae 5.50% 2040	2,097	2,310
Fannie Mae 6.00% 2040	45,877	50,563
Fannie Mae 6.00% 2040	12,783	14,023
Fannie Mae 6.00% 2040	12,219	13,441
Fannie Mae 2.894% 20412	3,910	4,089
Fannie Mae 3.753% 20412	8,307	8,782
Fannie Mae 4.00% 2041	170,029	181,355
Fannie Mae 4.00% 2041	162,866	175,852
Fannie Mae 4.00% 2041	94,813	102,373
Fannie Mae 4.00% 2041	34,960	37,289
Fannie Mae 4.00% 2041	26,053	28,228
Fannie Mae 4.00% 2041	20,846	22,242
Fannie Mae 4.00% 2041	19,932	21,596
Fannie Mae 4.00% 2041	17,739	18,921
Fannie Mae 4.00% 2041	17,233	18,386
Fannie Mae 4.00% 2041	17,061	18,197
Fannie Mae 4.00% 2041	13,420	14,490
Fannie Mae 4.00% 2041	13,119	13,993
Fannie Mae 4.00% 2041	11,015	11,894
Fannie Mae 4.00% 2041	9,517	10,154
Fannie Mae 4.00% 2041	8,479	9,043
Fannie Mae 4.00% 2041	7,321	7,809
Fannie Mae 4.00% 2041	7,182	7,755
Fannie Mae 4.00% 2041	6,566	6,988
Fannie Mae 4.00% 2041	948	1,012
Fannie Mae 4.00% 2041	453	484
Fannie Mae 4.50% 2041	76,788	82,823
Fannie Mae 4.50% 2041	59,104	63,750
Fannie Mae 4.50% 2041	38,818	42,948
Fannie Mae 4.50% 2041	37,483	41,471
Fannie Mae 4.50% 2041	38,106	41,029
Fannie Mae 4.50% 2041	32,773	36,086
Fannie Mae 4.50% 2041	29,956	32,311
Fannie Mae 4.50% 2041	28,793	31,057
Fannie Mae 4.50% 2041	25,823	27,853
Fannie Mae 4.50% 2041	25,182	27,728
Fannie Mae 4.50% 2041	10,974	12,142
Fannie Mae 4.50% 2041	10,457	11,514
Fannie Mae 4.50% 2041	10,345	11,446
Fannie Mae 4.50% 2041	9,635	10,703
Fannie Mae 4.50% 2041	7,762	8,373
Fannie Mae 4.50% 2041	7,348	7,886
Fannie Mae 4.50% 2041	4,103	4,571
Fannie Mae 4.50% 2041	2,646	2,913
Fannie Mae 4.50% 2041	1,908	2,101
Fannie Mae 4.50% 2041	1,904	2,054
Fannie Mae 4.50% 2041	1,419	1,563
Fannie Mae 4.50% 2041	1,254	1,388
Fannie Mae 4.50% 2041	380	418
Fannie Mae 4.50% 2041	254	279
Fannie Mae 5.00% 2041	92,447	102,649
Fannie Mae 5.00% 2041	46,077	50,793
Fannie Mae 5.00% 2041	37,166	41,267
Fannie Mae 5.00% 2041	34,462	38,265
Fannie Mae 5.00% 2041	25,918	28,778
Fannie Mae 5.00% 2041	23,200	25,760
Fannie Mae 5.00% 2041	22,412	24,885
Fannie Mae 5.00% 2041	18,818	20,953
Fannie Mae 5.00% 2041	18,010	19,998
Fannie Mae 5.00% 2041	17,842	19,867
Fannie Mae 5.00% 2041	15,434	17,137
Fannie Mae 5.00% 2041	14,824	16,506
Fannie Mae 5.00% 2041	14,194	15,805
Fannie Mae 5.00% 2041	13,339	14,852
Fannie Mae 5.00% 2041	12,928	14,395
Fannie Mae 5.00% 2041	12,673	14,071
Fannie Mae 5.00% 2041	11,515	12,786
Fannie Mae 5.00% 2041	11,342	12,594
Fannie Mae 5.00% 2041	11,030	12,248
Fannie Mae 5.00% 2041	9,908	11,125
Fannie Mae 5.00% 2041	9,606	10,666
Fannie Mae 5.00% 2041	9,238	10,258
Fannie Mae 5.00% 2041	8,860	9,879
Fannie Mae 5.00% 2041	7,939	8,815
Fannie Mae 5.00% 2041	7,991	8,702
Fannie Mae 5.00% 2041	7,331	8,140
Fannie Mae 5.00% 2041	7,105	7,889
Fannie Mae 5.00% 2041	6,154	6,862
Fannie Mae 5.00% 2041	4,929	5,473
Fannie Mae 5.00% 2041	3,984	4,442
Fannie Mae 5.00% 2041	3,503	3,890
Fannie Mae 5.00% 2041	2,605	2,905
Fannie Mae 5.00% 2041	2,513	2,802
Fannie Mae 5.00% 2041	2,379	2,641
Fannie Mae 5.00% 2041	2,281	2,533
Fannie Mae 5.00% 2041	1,976	2,203
Fannie Mae 5.00% 2041	1,688	1,874
Fannie Mae 5.00% 2041	1,618	1,796
Fannie Mae 5.00% 2041	1,566	1,739
Fannie Mae 5.00% 2041	1,445	1,605
Fannie Mae 5.00% 2041	1,424	1,581
Fannie Mae 5.50% 2041	28,115	30,721
Fannie Mae 5.50% 2041	13,234	14,444
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	3,821	4,463
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,055	1,202
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	2,275	2,722
Fannie Mae 3.50% 2042	598,415	629,271
Fannie Mae 3.50% 2042	96,500	101,941
Fannie Mae 3.50% 2042	92,162	97,445
Fannie Mae 3.50% 2042	81,811	86,807
Fannie Mae 3.50% 2042	68,032	71,856
Fannie Mae 3.50% 2042	65,011	68,676
Fannie Mae 3.50% 2042	62,194	65,623
Fannie Mae 3.50% 2042	57,500	60,670
Fannie Mae 3.50% 2042	57,470	60,638
Fannie Mae 3.50% 2042	55,065	58,221
Fannie Mae 3.50% 2042	50,050	52,809
Fannie Mae 3.50% 2042	33,104	34,966
Fannie Mae 3.50% 2042	28,347	29,972
Fannie Mae 3.50% 2042	26,702	28,232
Fannie Mae 3.50% 2042	25,243	26,690
Fannie Mae 3.50% 2042	25,023	26,457
Fannie Mae 3.50% 2042	23,581	24,933
Fannie Mae 3.50% 2042	21,500	22,685
Fannie Mae 3.50% 2042	21,158	22,371
Fannie Mae 3.50% 2042	19,893	21,034
Fannie Mae 3.50% 2042	19,330	20,438
Fannie Mae 3.50% 2042	17,214	18,181
Fannie Mae 3.50% 2042	16,185	17,096
Fannie Mae 3.50% 2042	15,312	16,190
Fannie Mae 3.50% 2042	14,124	14,933
Fannie Mae 3.50% 2042	12,544	13,204
Fannie Mae 3.50% 2042	9,677	10,232
Fannie Mae 3.50% 2042	8,507	8,995
Fannie Mae 3.50% 2042	5,264	5,566
Fannie Mae 3.50% 2042	4,930	5,213
Fannie Mae 3.50% 2042	4,762	5,035
Fannie Mae 3.50% 2042	2,751	2,909
Fannie Mae 3.50% 2042	2,355	2,490
Fannie Mae 3.50% 2042	2,122	2,244
Fannie Mae 3.50% 2042	2,065	2,184
Fannie Mae 3.50% 2042	1,377	1,461
Fannie Mae 3.50% 2042	1,190	1,258
Fannie Mae 3.50% 2042	1,089	1,151
Fannie Mae 3.50% 2042	1,074	1,141
Fannie Mae 4.00% 2042	154,490	164,508
Fannie Mae 4.00% 2042	48,927	53,011
Fannie Mae 4.50% 2042	279,110	299,520
Fannie Mae 5.50% 2042	56,838	62,007
Fannie Mae 6.00% 2042	289,158	317,803
Fannie Mae 6.00% 2042	256,386	281,744
Fannie Mae, Series 2002-W1, Class 2A, 7.059% 20422	2,883	3,401
Fannie Mae 6.00% 2047	446	483
Fannie Mae 6.50% 2047	492	549
Fannie Mae 6.50% 2047	119	133
Fannie Mae 7.00% 2047	1,070	1,193
Fannie Mae 7.00% 2047	76	84
Fannie Mae 7.50% 2047	68	77
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016	4,114	4,160
Freddie Mac, Series K702, Class A1, multifamily 2.084% 2017	2,273	2,341
Freddie Mac, Series K701, Class A2, multifamily 3.882% 20172	3,300	3,665
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018	3,092	3,201
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018	3,225	3,341
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018	3,100	3,230
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018	15,455	16,673
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	1,870	1,909
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,777
Freddie Mac 5.50% 2019	3,218	3,476
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020	3,546	3,711
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020	3,775	4,021
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020	3,911	4,161
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020	4,024	4,294
Freddie Mac, Series K010, Class A1, multifamily 3.32% 20202	3,551	3,844
Freddie Mac, Series K011, Class A2, multifamily 4.084% 2020	4,150	4,705
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021	4,200	4,391
Freddie Mac, Series 2626, Class NG, 3.50% 2023	490	503
Freddie Mac, Series 2922, Class EL, 4.50% 2023	4,848	4,906
Freddie Mac 5.00% 2023	4,572	4,892
Freddie Mac 5.00% 2023	174	186
Freddie Mac 5.00% 2023	26	28
Freddie Mac, Series 1617, Class PM, 6.50% 2023	897	1,005
Freddie Mac 5.00% 2024	11,265	12,080
Freddie Mac 6.00% 2026	8,300	9,122
Freddie Mac 6.00% 2026	7,240	7,957
Freddie Mac 5.50% 2027	4,549	4,951
Freddie Mac 6.00% 2027	51,424	56,517
Freddie Mac, Series 2153, Class GG, 6.00% 2029	1,488	1,665
Freddie Mac, Series 2122, Class QM, 6.25% 2029	2,540	2,848
Freddie Mac 2.508% 20352	6,183	6,631
Freddie Mac, Series 3061, Class PN, 5.50% 2035	23,904	26,580
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	4,581	4,397
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	3,008	2,924
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	2,948	2,819
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	2,637	2,527
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	59	57
Freddie Mac, Series 3257, Class PA, 5.50% 2036	31,290	34,494
Freddie Mac, Series 3233, Class PA, 6.00% 2036	23,707	26,370
Freddie Mac, Series 3156, Class NG, 6.00% 2036	7,551	8,517
Freddie Mac 2.458% 20372	5,422	5,683
Freddie Mac 3.446% 20372	2,413	2,513
Freddie Mac 4.50% 2037	25,101	26,866
Freddie Mac, Series 3286, Class JN, 5.50% 2037	33,630	36,643
Freddie Mac, Series 3318, Class JT, 5.50% 2037	18,483	20,140
Freddie Mac, Series 3312, Class PA, 5.50% 2037	16,347	17,821
Freddie Mac 5.50% 2037	10,156	11,041
Freddie Mac 5.50% 2037	70	76
Freddie Mac 5.711% 20372	4,608	4,967
Freddie Mac, Series 3271, Class OA, 6.00% 2037	9,534	10,768
Freddie Mac 7.00% 2037	627	710
Freddie Mac 7.00% 2037	354	403
Freddie Mac 7.00% 2037	163	185
Freddie Mac 7.50% 2037	2,106	2,369
Freddie Mac 5.018% 20382	4,962	5,284
Freddie Mac 5.233% 20382	9,154	9,730
Freddie Mac 5.50% 2038	82,561	89,773
Freddie Mac 5.50% 2038	15,624	16,989
Freddie Mac 5.50% 2038	10,765	11,736
Freddie Mac 5.50% 2038	8,793	9,561
Freddie Mac 5.50% 2038	8,341	9,077
Freddie Mac 5.50% 2038	4,058	4,417
Freddie Mac 5.50% 2038	3,592	3,906
Freddie Mac 5.50% 2038	3,487	3,888
Freddie Mac 5.50% 2038	2,565	2,792
Freddie Mac 5.50% 2038	2,379	2,589
Freddie Mac 5.50% 2038	1,716	1,868
Freddie Mac 5.535% 20382	11,104	11,750
Freddie Mac 6.00% 2038	24,661	26,972
Freddie Mac 6.50% 2038	6,668	7,473
Freddie Mac 3.732% 20392	4,157	4,327
Freddie Mac 5.00% 2039	34,000	36,559
Freddie Mac 5.50% 2039	65,459	71,238
Freddie Mac 5.50% 2039	30,441	33,167
Freddie Mac 3.173% 20402	4,423	4,633
Freddie Mac 4.50% 2040	91,049	97,437
Freddie Mac 5.50% 2040	931	1,013
Freddie Mac 5.50% 2040	36	39
Freddie Mac 4.50% 2041	22,606	24,864
Freddie Mac 4.50% 2041	11,823	13,004
Freddie Mac 4.50% 2041	6,951	7,645
Freddie Mac 4.50% 2041	1,677	1,845
Freddie Mac 5.00% 2041	38,222	42,258
Freddie Mac 5.00% 2041	21,421	23,683
Freddie Mac 5.00% 2041	19,184	21,210
Freddie Mac 5.00% 2041	15,523	17,162
Freddie Mac 5.00% 2041	15,633	16,966
Freddie Mac 5.00% 2041	13,620	15,101
Freddie Mac 5.00% 2041	12,626	13,998
Freddie Mac 5.00% 2041	12,181	13,498
Freddie Mac 5.00% 2041	11,946	13,244
Freddie Mac 5.00% 2041	9,748	10,777
Freddie Mac 5.00% 2041	9,668	10,689
Freddie Mac 5.00% 2041	9,544	10,552
Freddie Mac 5.00% 2041	8,663	9,605
Freddie Mac 5.00% 2041	6,397	7,092
Freddie Mac 5.50% 2041	85,971	93,561
Freddie Mac 5.50% 2041	29,318	31,906
Freddie Mac 6.50% 2047	864	955
Freddie Mac 7.00% 2047	279	311
Government National Mortgage Assn. 10.00% 2021	385	423
Government National Mortgage Assn. 3.50% 2025	5,731	6,130
Government National Mortgage Assn. 3.50% 2025	1,777	1,901
Government National Mortgage Assn. 5.00% 2034	1,036	1,128
Government National Mortgage Assn. 5.50% 2034	2,220	2,435
Government National Mortgage Assn. 5.50% 2034	1,603	1,758
Government National Mortgage Assn., Series 2005-58, Class NO, principal only, 0% 2035	2,790	2,763
Government National Mortgage Assn. 5.00% 2035	1,300	1,416
Government National Mortgage Assn. 5.00% 2035	1,120	1,224
Government National Mortgage Assn. 5.50% 2036	1,318	1,445
Government National Mortgage Assn. 5.50% 2037	1,262	1,384
Government National Mortgage Assn. 6.00% 2038	31,817	35,626
Government National Mortgage Assn. 3.50% 2039	10,926	11,710
Government National Mortgage Assn. 3.50% 2039	10,757	11,529
Government National Mortgage Assn. 3.50% 2039	4,823	5,169
Government National Mortgage Assn. 4.50% 2039	4,800	5,194
Government National Mortgage Assn. 4.50% 2039	2,667	2,884
Government National Mortgage Assn. 4.50% 2039	1,568	1,696
Government National Mortgage Assn. 5.00% 2039	3,382	3,685
Government National Mortgage Assn. 5.00% 2039	2,870	3,126
Government National Mortgage Assn. 5.50% 2039	10,914	11,925
Government National Mortgage Assn. 5.50% 2039	2,881	3,159
Government National Mortgage Assn. 5.50% 2039	2,397	2,629
Government National Mortgage Assn. 5.50% 2039	482	527
Government National Mortgage Assn. 3.50% 2040	9,318	9,998
Government National Mortgage Assn. 4.00% 2040	111,629	122,346
Government National Mortgage Assn. 4.50% 2040	17,619	19,066
Government National Mortgage Assn. 4.50% 2040	12,096	13,090
Government National Mortgage Assn. 4.50% 2040	7,390	8,169
Government National Mortgage Assn. 4.50% 2040	4,646	5,028
Government National Mortgage Assn. 4.50% 2040	4,119	4,457
Government National Mortgage Assn. 4.50% 2040	2,230	2,414
Government National Mortgage Assn. 4.50% 2040	981	1,062
Government National Mortgage Assn. 5.00% 2040	6,632	7,218
Government National Mortgage Assn. 3.50% 2041	1,326	1,421
Government National Mortgage Assn. 4.00% 2041	6,000	6,566
Government National Mortgage Assn. 4.50% 2041	2,088	2,260
Government National Mortgage Assn. 4.50% 2041	2,005	2,168
Government National Mortgage Assn. 4.50% 2041	1,917	2,074
Government National Mortgage Assn. 5.00% 2041	2,853	3,113
Government National Mortgage Assn. 5.00% 2041	1,634	1,780
Government National Mortgage Assn. 5.00% 2041	1,627	1,772
Government National Mortgage Assn. 3.50% 2042	264,428	282,731
Government National Mortgage Assn. 3.50% 2042	10,204	10,927
Government National Mortgage Assn. 3.50% 2042	1,641	1,734
Government National Mortgage Assn. 4.00% 2042	41,475	45,311
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20193	17,487	17,858
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.789% 20482,3	479	480
National Credit Union Administration, Series 2011-M1, Class A1, 0.261% 20132	2,486	2,486
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	1,368	1,394
National Credit Union Administration, Series 2010-R2, Class 1A, 0.61% 20172	2,235	2,239
National Credit Union Administration, Series 2011-R3, Class 1A, 0.641% 20202	2,161	2,165
National Credit Union Administration, Series 2011-R1, Class 1A, 0.69% 20202	2,351	2,358
		10,999,529

COMMERCIAL MORTGAGE-BACKED SECURITIES1 — 2.84%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	2,500	2,577
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.468% 20372	19,017	19,455
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	729	728
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	3,842	3,845
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	9,017	9,051
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 20422	1,655	1,822
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	7,288	7,318
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.064% 20452	66,235	75,500
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20463	43,400	46,216
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	6,336	6,392
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.924% 20492	43,892	49,970
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	5,975	5,981
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-5, 5.224% 20372	11,000	12,100
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20372	15,000	15,492
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.071% 20382	13,465	15,416
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	46,043	51,276
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	9,576	9,680
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	11,127	11,535
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 20373	8,240	7,773
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	50	50
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 20382	7,709	7,985
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	350	351
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	25,026	27,888
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.593% 20392	6,858	6,996
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20402	20,141	20,707
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20373	18,500	19,405
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20373	10,000	10,601
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20373	10,000	10,558
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	35,515	36,679
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20373	5,250	5,559
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20373	5,000	5,096
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.394% 20442	17,005	18,975
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	45,484	51,751
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20432	42,550	47,753
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	14,040	15,980
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20463	55,361	59,305
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)2	41,210	45,870
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263	36,610	40,422
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.39% 20372	4,620	4,971
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412	6,805	7,304
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20432	8,080	8,769
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432	6,300	6,718
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 20432	10,250	11,723
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	191	192
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	1,655	1,719
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20422	9,605	10,618
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.441% 20442	15,350	17,099
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.446% 20442	5,889	6,130
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	2,534	2,557
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20353	2,000	2,098
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 20373	20,000	21,174
Crown Castle Towers LLC, Series 2010-2, Class C, 5.495% 20373	10,000	11,058
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	604	613
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	238	239
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20452	2,500	2,784
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	15,990	18,105
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.805% (undated)2	3,615	4,104
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	18,426	18,702
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	1,287	1,294
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.481% 20442	9,210	10,304
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	744	749
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.369% 20422	665	665
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	436	437
		954,184

OTHER MORTGAGE-BACKED SECURITIES1 — 0.74%
Nationwide Building Society, Series 2007-2, 5.50% 20123	51,425	51,460
Bank of Montreal 1.30% 20143	4,000	4,057
Bank of Montreal 2.85% 20153	17,000	18,005
Bank of Montreal 2.625% 20163	4,250	4,492
HBOS Treasury Services PLC 5.25% 20173	16,000	17,702
HBOS Treasury Services PLC 5.25% 2017	7,000	7,745
Compagnie de Financement Foncier 2.125% 20133	16,700	16,800
Compagnie de Financement Foncier 2.25% 20143	6,500	6,548
Royal Bank of Canada 3.125% 20153	18,160	19,231
Bank of Nova Scotia 1.25% 20143	4,000	4,053
Bank of Nova Scotia 2.15% 20163	4,650	4,839
Bank of Nova Scotia 1.75% 20173	4,150	4,110
DEPFA ACS Bank 5.125% 20373	16,250	11,574
UBS AG 1.875% 20153	4,200	4,245
UBS AG 2.25% 20173	4,150	4,169
Barclays Bank PLC 2.50% 20153	3,600	3,678
Barclays Bank PLC 2.25% 20173	4,375	4,382
Swedbank Hypotek AB 2.125% 20163	3,400	3,436
Swedbank Hypotek AB 2.95% 20163	3,000	3,128
Toronto-Dominion Bank 1.625% 20163	4,400	4,488
Westpac Banking Corp. 2.45% 20163	4,325	4,455
HSBC Bank PLC 1.625% 20143	4,400	4,438
Credit Suisse Group AG 2.60% 20163	4,300	4,423
Canadian Imperial Bank 2.75% 20163	4,150	4,409
Northern Rock PLC 5.625% 20173	4,000	4,380
National Bank of Canada 2.20% 20163	4,175	4,360
Australia & New Zealand Banking Group Ltd. 2.40% 20163	4,250	4,358
Commonwealth Bank of Australia 2.25% 20173	4,150	4,214
Nordea Eiendomskreditt AS 2.125% 20173	4,000	4,037
Sparebank 1 Boligkreditt AS 2.625% 20163	3,400	3,515
National Australia Bank 2.00% 20173	3,500	3,499
Caisse Centrale Desjardins 1.60% 20173	3,375	3,418
		247,648

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED)1 — 0.12%
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	19,134	19,383
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.665% 20372	17,198	10,851
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20582,3	9,251	9,463
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	224	235
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	30	32
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,834	1,925
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	33	36
		41,925

Total mortgage-backed obligations		12,243,286

CORPORATE BONDS & NOTES — 29.84%
FINANCIALS — 7.88%
REAL ESTATE — 2.26%
Prologis, Inc. 7.625% 2014	29,250	32,195
Prologis, Inc. 5.75% 2016	10,000	10,933
Prologis, Inc. 6.125% 2016	5,690	6,385
Prologis, Inc. 6.25% 2017	6,115	6,960
Prologis, Inc. 6.625% 2018	39,285	45,391
Prologis, Inc. 6.625% 2019	1,460	1,706
Prologis, Inc. 7.375% 2019	19,712	23,931
Prologis, Inc. 6.875% 2020	25,250	30,265
Westfield Group 5.40% 20123	18,400	18,584
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	5,000	5,294
Westfield Group 7.50% 20143	16,670	18,198
Westfield Group 5.75% 20153	35,800	38,965
Westfield Group 5.70% 20163	19,445	21,425
Westfield Group 7.125% 20183	12,775	15,158
WEA Finance LLC 4.625% 20213	8,855	9,382
Kimco Realty Corp. 6.00% 2012	12,250	12,449
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,605	1,636
Kimco Realty Corp., Series C, 4.82% 2014	25,780	26,859
Kimco Realty Corp., Series C, 4.904% 2015	1,770	1,869
Kimco Realty Corp., Series C, 5.783% 2016	14,000	15,406
Kimco Realty Corp. 5.70% 2017	28,450	31,555
Kimco Realty Corp. 4.30% 2018	24,420	25,811
Kimco Realty Corp. 6.875% 2019	5,440	6,522
Hospitality Properties Trust 6.75% 2013	12,245	12,323
Hospitality Properties Trust 7.875% 2014	950	1,028
Hospitality Properties Trust 5.125% 2015	6,665	6,865
Hospitality Properties Trust 6.30% 2016	29,368	31,632
Hospitality Properties Trust 5.625% 2017	1,195	1,274
Hospitality Properties Trust 6.70% 2018	30,450	33,382
Realogy Corp., Term Loan B, 4.491% 20161,2,4	19,140	18,133
Realogy Corp., Letter of Credit, 4.77% 20161,2,4	543	514
Realogy Corp., Second Lien Term Loan A, 13.50% 20171,4	20,325	20,899
Realogy Corp. 7.875% 20193	25,156	24,716
Realogy Corp. 9.00% 20203	12,515	12,953
Simon Property Group, LP 6.75% 2014	9,100	9,869
Simon Property Group, LP 4.20% 2015	2,430	2,564
Simon Property Group, LP 5.875% 2017	15,000	17,293
Simon Property Group, LP 6.125% 2018	10,000	11,853
Simon Property Group, LP 10.35% 2019	8,995	12,641
Developers Diversified Realty Corp. 5.375% 2012	3,090	3,094
Developers Diversified Realty Corp. 5.50% 2015	11,643	12,291
Developers Diversified Realty Corp. 9.625% 2016	4,000	4,864
Developers Diversified Realty Corp. 7.50% 2017	9,655	11,093
Developers Diversified Realty Corp. 7.875% 2020	3,720	4,458
ERP Operating LP 6.584% 2015	10,000	11,276
ERP Operating LP 5.125% 2016	4,445	4,906
ERP Operating LP 7.125% 2017	5,000	5,907
ERP Operating LP 4.625% 2021	3,430	3,735
Goodman Funding Pty Ltd. 6.00% 20223	24,785	25,193
UDR, Inc., Series A, 5.25% 2015	13,030	13,987
American Tower Corp. 4.625% 2015	10,000	10,593
American Tower Corp. 5.90% 2021	2,000	2,231
Host Marriott, LP, Series O, 6.375% 2015	2,000	2,035
Host Hotels & Resorts LP 9.00% 2017	1,800	2,002
Host Hotels & Resorts LP 5.875% 2019	4,325	4,693
Brandywine Operating Partnership, LP 5.40% 2014	3,000	3,147
Brandywine Operating Partnership, LP 4.95% 2018	3,640	3,734
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	6,239
		760,296

BANKS — 2.10%
Royal Bank of Scotland PLC 3.40% 2013	12,325	12,457
Royal Bank of Scotland PLC 3.95% 2015	17,000	17,331
Royal Bank of Scotland PLC 4.875% 2015	20,000	20,711
Royal Bank of Scotland Group PLC 4.375% 2016	7,500	7,695
Royal Bank of Scotland Group PLC 4.70% 2018	2,008	1,724
Royal Bank of Scotland PLC 6.125% 2021	8,435	9,393
Standard Chartered PLC 3.85% 20153	21,622	22,636
Standard Chartered PLC 3.20% 20163	31,141	31,873
Standard Chartered Bank 6.40% 20173	10,000	11,005
HSBC Finance Corp. 0.897% 20162	12,304	11,288
HSBC Holdings PLC 4.125% 20203	9,453	9,877
HSBC Holdings PLC 4.875% 2020	20,125	20,751
HSBC Holdings PLC 4.00% 2022	17,060	17,765
BNP Paribas 3.60% 2016	14,000	14,178
BNP Paribas 5.00% 2021	20,130	20,714
BNP Paribas, junior subordinated 7.195% (undated)2,3	24,600	21,279
HBOS PLC 6.75% 20183	31,415	29,688
HBOS PLC 4.375% 20192	€2,870	2,721
HBOS PLC 6.00% 20333	$9,050	6,849
Wells Fargo & Co. 3.676% 2016	14,000	14,921
Wells Fargo & Co. 2.10% 2017	6,130	6,154
Wells Fargo & Co., Series I, 3.50% 2022	16,065	16,578
CIT Group Inc., Series C, 4.75% 20153	25,100	25,790
CIT Group Inc. 5.00% 2017	8,000	8,245
Korea Development Bank 5.30% 2013	13,635	13,898
Korea Development Bank 8.00% 2014	11,365	12,401
Korea Development Bank 4.00% 2016	1,500	1,604
Korea Development Bank 3.50% 2017	3,160	3,308
Korea Development Bank 3.875% 2017	640	682
Société Générale 5.20% 20213	30,785	29,491
Sovereign Bancorp, Inc. 8.75% 2018	1,880	2,059
Santander Issuances, SA Unipersonal 6.50% 20192,3	31,100	26,593
UniCredito Italiano SpA 6.00% 20173	19,483	15,976
HVB Funding Trust I, junior subordinated 8.741% 20313	8,264	6,446
HVB Funding Trust III, junior subordinated 9.00% 20313	7,180	5,672
US Bancorp., Series T, 1.65% 2017	27,480	27,725
Barclays Bank PLC 5.125% 2020	23,125	25,150
Intesa Sanpaolo SpA 6.50% 20213	24,536	21,501
Nordea Bank, Series 2, 3.70% 20143	8,000	8,326
Nordea Bank AB 3.125% 20173	12,500	12,572
PNC Funding Corp. 5.40% 2014	10,000	10,802
PNC Preferred Funding Trust I, junior subordinated 2.118% (undated)2,3	12,700	9,571
ANZ National (International) Ltd. 3.125% 20153	16,500	16,956
Westpac Banking Corp. 3.00% 2015	14,400	14,916
Union Bank of California, NA 5.95% 2016	12,455	13,932
Banco del Estado de Chile 4.125% 20203	10,000	10,551
VEB Finance Ltd. 6.902% 20203	9,100	9,880
VEB Finance Ltd. 6.80% 20253	500	526
Development Bank of Kazakhstan 5.50% 20153	8,825	9,233
BBVA Bancomer SA 4.50% 20163	3,225	3,257
BBVA Bancomer SA, junior subordinated 7.25% 20203	2,430	2,509
BBVA Bancomer SA 6.50% 20213	2,355	2,390
Banco de Crédito del Perú 5.375% 20203	7,000	7,297
HSBK (Europe) BV 7.25% 20213	6,710	6,703
Commonwealth Bank of Australia 1.95% 2015	4,525	4,558
Commerzbank AG, Series 774, 7.75% 2021	€3,300	3,682
Bergen Bank, junior subordinated 0.938% (undated)2	$5,000	2,650
SunTrust Banks, Inc. 6.00% 2017	2,000	2,280
		706,720

DIVERSIFIED FINANCIALS — 2.03%
Citigroup Inc. 4.587% 2015	25,375	26,570
Citigroup Inc. 4.75% 2015	21,500	22,585
Citigroup Inc. 3.953% 2016	8,300	8,515
Citigroup Inc. 4.45% 2017	13,000	13,647
Citigroup Inc. 6.125% 2017	7,000	7,768
Citigroup Inc. 6.125% 2018	22,031	24,642
Citigroup Inc. 8.50% 2019	21,358	26,428
Bank of America Corp., Series L, 3.625% 2016	17,920	18,024
Bank of America Corp. 3.75% 2016	24,640	24,873
Bank of America Corp. 3.875% 2017	2,000	2,040
Bank of America Corp. 5.75% 2017	1,000	1,069
Bank of America Corp. 5.65% 2018	6,520	6,984
Bank of America Corp. 5.625% 2020	25,325	27,175
Bank of America Corp. 5.00% 2021	11,955	12,365
Bank of America Corp. 5.875% 2021	18,080	19,787
Bank of America Corp. 5.70% 2022	4,000	4,417
Goldman Sachs Group, Inc. 3.625% 2016	27,625	27,660
Murray Street Investment Trust I 4.647% 2017	16,000	16,054
Goldman Sachs Group, Inc. 7.50% 2019	17,600	20,108
Goldman Sachs Group, Inc. 5.25% 2021	11,000	11,202
Goldman Sachs Group, Inc. 5.75% 2022	31,090	32,903
Goldman Sachs Group, Inc. 6.25% 2041	8,370	8,768
UBS AG 2.25% 2014	14,500	14,581
UBS AG 5.75% 2018	18,202	20,199
UBS AG 4.875% 2020	32,609	34,922
UBS AG 7.75% 2026	4,000	4,588
Morgan Stanley, Series F, 2.875% 2014	14,750	14,591
Morgan Stanley 3.80% 2016	8,850	8,584
Morgan Stanley, Series F, 5.625% 2019	39,859	39,529
Morgan Stanley 5.50% 2021	3,000	2,963
Morgan Stanley, Series F, 5.75% 2021	650	642
JPMorgan Chase & Co. 3.40% 2015	17,500	18,165
JPMorgan Chase & Co. 6.30% 2019	2,667	3,123
JPMorgan Chase & Co. 4.35% 2021	4,500	4,762
JPMorgan Chase & Co. 4.625% 2021	6,500	6,973
International Lease Finance Corp. 5.00% 2012	390	394
International Lease Finance Corp. 4.875% 2015	17,960	18,063
Lazard Group LLC 7.125% 2015	16,500	18,032
Export-Import Bank of Korea 5.875% 2015	12,400	13,605
The Export-Import Bank of Korea 4.375% 2021	4,000	4,261
Bank of New York Mellon Corp., Series G, 2.50% 2016	16,000	16,595
Springleaf Finance Corp., Term Loan B, 5.50% 20171.2,4	17,230	16,273
SLM Corp. 6.25% 2016	5,000	5,275
SLM Corp. 6.00% 2017	8,000	8,304
Northern Trust Corp. 4.625% 2014	8,475	9,074
Northern Trust Corp. 5.85% 20173	3,750	4,423
Capital One Financial Corp. 6.15% 2016	10,000	11,194
NASDAQ OMX Group, Inc. 5.25% 2018	8,100	8,645
Jefferies Group, Inc. 6.875% 2021	5,000	5,053
iStar Financial Inc. 9.00% 20173	3,885	3,836
Credit Suisse Group AG 2.20% 2014	2,000	2,014
ACE Cash Express, Inc. 11.00% 20193	1,200	1,063
American Express Co. 6.15% 2017	150	178
		683,488

INSURANCE — 1.44%
American International Group, Inc. 4.875% 2016	17,500	18,588
American International Group, Inc. 3.80% 2017	36,250	37,008
American International Group, Inc. 4.875% 2022	4,500	4,617
ACE INA Holdings Inc. 5.875% 2014	17,445	19,027
ACE INA Holdings Inc. 2.60% 2015	19,990	20,811
ACE INA Holdings Inc. 5.80% 2018	1,000	1,204
ACE Capital Trust II 9.70% 2030	5,000	6,892
CNA Financial Corp. 5.85% 2014	4,500	4,831
CNA Financial Corp. 6.50% 2016	10,000	11,267
CNA Financial Corp. 7.35% 2019	4,270	5,062
CNA Financial Corp. 5.875% 2020	1,250	1,378
CNA Financial Corp. 7.25% 2023	17,145	19,946
Monumental Global Funding 5.50% 20133	16,370	16,948
Monumental Global Funding III 5.25% 20143	20,000	21,227
Aegon NV 6.125% 2031	£1,730	2,685
MetLife Global Funding I 5.125% 20133	$16,000	16,532
MetLife Global Funding I 2.50% 20153	17,000	17,440
AXA SA 8.60% 2030	5,815	6,240
AXA SA, Series B, junior subordinated 6.379% (undated)2,3	6,065	4,791
AXA SA, junior subordinated 6.463% (undated)2,3	22,700	19,295
PRICOA Global Funding I 5.30% 20133	2,500	2,630
Prudential Financial, Inc. 4.50% 2021	5,000	5,203
Prudential Holdings, LLC, Series C, 8.695% 20231,3	14,150	17,504
New York Life Global Funding 5.25% 20123	15,300	15,492
New York Life Global Funding 4.65% 20133	8,720	8,998
Berkshire Hathaway Inc. 2.20% 2016	14,000	14,585
Berkshire Hathaway Inc. 1.60% 2017	2,500	2,522
Berkshire Hathaway Inc. 4.40% 2042	5,000	5,158
QBE Capital Funding II LP 6.797% (undated)2,3	23,855	21,083
Principal Life Insurance Co. 5.30% 2013	18,150	18,832
Liberty Mutual Group Inc. 6.70% 20163	6,250	6,907
Liberty Mutual Group Inc. 6.50% 20353	10,755	11,080
Assicurazioni Generali SpA. 6.90% 20222	€14,115	16,291
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	$15,000	15,609
Aviva PLC, junior subordinated 5.70% (undated)2	€12,610	12,248
UnumProvident Finance Co. PLC 6.85% 20153	$2,000	2,236
Unum Group 7.125% 2016	8,000	9,239
RSA Insurance Group PLC 9.375% 20392	£3,765	6,687
RSA Insurance Group PLC 8.50% (undated)2	2,429	3,899
Jackson National Life Global 5.375% 20133	$10,000	10,355
Lincoln National Corp. 5.65% 2012	10,000	10,069
Zurich Finance (USA), Inc., Series 6, 5.75% 20232	€2,815	3,607
XL Capital Ltd., Series E, junior subordinated 6.50% (undated)2	$3,000	2,452
Münchener Rückversicherungs-Gesellschaft Aktiengesellschaft, junior subordinated 5.767% (undated)2	€1,250	1,424
Loews Corp. 6.00% 2035	$225	258
		480,157

AUTOMOBILES & COMPONENTS — 0.05%
Toyota Motor Credit Corp. 1.375% 2013	16,500	16,643

ENERGY — 3.99%
Kinder Morgan Energy Partners, LP 5.125% 2014	14,410	15,590
Kinder Morgan Energy Partners, LP 5.625% 2015	12,600	13,873
Kinder Morgan Energy Partners, LP 3.50% 2016	1,700	1,800
Kinder Morgan Energy Partners, LP 6.00% 2017	17,000	19,662
Kinder Morgan Energy Partners, LP 9.00% 2019	4,395	5,688
Kinder Morgan Energy Partners, LP 5.30% 2020	2,750	3,053
Kinder Morgan Energy Partners, LP 6.85% 2020	28,470	34,255
Kinder Morgan Energy Partners, LP 3.95% 2022	9,000	9,144
Kinder Morgan Energy Partners, LP 4.15% 2022	11,000	11,340
Kinder Morgan Energy Partners, LP 6.95% 2038	4,250	5,048
Kinder Morgan Energy Partners, LP 6.55% 2040	3,250	3,724
Kinder Morgan Energy Partners, LP 6.375% 2041	2,750	3,150
Enbridge Energy Partners, LP, Series B, 6.50% 2018	25,120	30,066
Enbridge Energy Partners, LP 9.875% 2019	27,505	36,156
Enbridge Energy Partners, LP 5.20% 2020	1,500	1,704
Enbridge Energy Partners, LP 4.20% 2021	20,000	21,213
Enbridge Energy Partners, LP, Series B, 7.50% 2038	13,950	18,063
Enbridge Energy Partners, LP 5.50% 2040	750	816
Enbridge Energy Partners, LP, junior subordinated 8.05% 20772	1,100	1,193
StatoilHydro ASA 2.90% 2014	15,360	16,120
StatoilHydro ASA 3.875% 2014	2,250	2,377
StatoilHydro ASA 1.80% 2016	1,800	1,845
Statoil ASA 3.125% 2017	26,500	28,588
StatoilHydro ASA 5.25% 2019	2,000	2,399
Statoil ASA 3.15% 2022	41,470	43,405
StatoilHydro ASA 4.25% 2041	500	533
Total Capital SA 3.00% 2015	17,000	18,057
Total Capital SA 3.125% 2015	2,600	2,780
Total Capital International 1.50% 2017	4,000	4,022
Total Capital International 1.55% 2017	13,140	13,193
Total Capital SA 4.45% 2020	2,900	3,321
Total Capital International 2.875% 2022	51,775	52,647
BG Energy Capital PLC 2.50% 20153	7,200	7,471
BG Energy Capital PLC 2.875% 20163	24,450	25,800
BG Energy Capital PLC 4.00% 20213	42,175	45,126
Enterprise Products Operating LLC 5.65% 2013	17,850	18,419
Enterprise Products Operating LLC 5.20% 2020	9,425	10,808
Enterprise Products Operating LLC 5.25% 2020	2,000	2,296
Enterprise Products Operating LLC 4.05% 2022	23,605	25,102
Enterprise Products Operating LLC 4.85% 2042	17,500	17,519
Enterprise Products Operating LLC 5.70% 2042	2,750	3,058
Enterprise Products Operating LLC 7.00% 20672	600	603
Transocean Inc. 5.05% 2016	20,500	22,266
Transocean Inc. 6.375% 2021	38,370	43,998
Transocean Inc. 7.35% 2041	5,205	6,326
Anadarko Petroleum Corp. 5.95% 2016	15,500	17,612
Anadarko Petroleum Corp. 6.375% 2017	21,750	25,305
Anadarko Petroleum Corp. 8.70% 2019	5,000	6,548
Anadarko Petroleum Corp. 6.20% 2040	1,750	1,996
Shell International Finance BV 1.875% 2013	16,500	16,680
Shell International Finance BV 3.10% 2015	10,000	10,678
Shell International Finance BV 4.30% 2019	19,200	22,327
Petrobras International Finance Co. 2.875% 2015	4,945	5,032
Petrobras International Finance Co. 3.50% 2017	2,500	2,574
Petrobras International 5.75% 2020	4,600	5,058
Petrobras International 5.375% 2021	14,720	15,949
Petrobras International 6.875% 2040	14,010	16,826
Petrobras International Finance Co. 6.75% 2041	500	590
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 20171	11,700	14,176
Pemex Project Funding Master Trust 5.75% 2018	3,150	3,575
Pemex Project Funding Master Trust 4.875% 20223	2,600	2,814
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	11,750	14,041
Pemex Project Funding Master Trust 6.50% 20413	4,275	5,013
Petróleos Mexicanos 5.50% 20443	2,750	2,819
Reliance Holdings Ltd. 4.50% 20203	6,350	5,982
Reliance Holdings Ltd. 4.50% 2020	1,750	1,649
Reliance Holdings Ltd. 5.40% 20223	21,075	21,129
Reliance Holdings Ltd. 6.25% 20403	10,750	10,116
Enbridge Inc. 5.80% 2014	9,200	9,995
Enbridge Inc. 4.90% 2015	3,250	3,545
Enbridge Inc. 5.60% 2017	21,450	24,542
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	17,500	18,424
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	1,300	1,560
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	11,625	13,091
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	29,860	32,479
Woodside Finance Ltd. 4.60% 20213	29,875	32,062
Gazprom OJSC 5.092% 20153	6,125	6,477
Gazprom OJSC 5.999% 20213	3,000	3,231
Gazprom OJSC 6.51% 20223	14,500	16,150
Gazprom OJSC, Series 9, 6.51% 2022	5,000	5,569
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20181,3	30,267	31,024
Phillips 66 2.95% 20173	4,130	4,251
Phillips 66 4.30% 20223	6,740	7,110
Phillips 66 5.875% 20423	17,950	19,419
Devon Energy Corp. 1.875% 2017	13,720	13,744
Devon Energy Corp. 3.25% 2022	15,310	15,621
Ras Laffan Liquefied Natural Gas III 5.50% 2014	3,585	3,876
Ras Laffan Liquefied Natural Gas III 5.50% 20143	330	357
Ras Laffan Liquefied Natural Gas III 5.832% 20161	1,422	1,527
Ras Laffan Liquefied Natural Gas II 5.298% 20201,3	15,763	17,339
Ras Laffan Liquefied Natural Gas III 6.332% 20271	2,000	2,297
Southwestern Energy Co. 4.10% 20223	20,020	20,348
Chevron Corp. 4.95% 2019	13,917	16,807
Husky Energy Inc. 6.20% 2017	12,830	15,186
Canadian Natural Resources Ltd. 3.45% 2021	14,185	14,743
TransCanada PipeLines Ltd. 6.50% 2018	7,500	9,341
TransCanada PipeLines Ltd. 7.125% 2019	3,040	3,898
TransCanada PipeLines Ltd., junior subordinated 6.35% 20672	1,000	1,031
Western Gas Partners LP 4.00% 2022	9,250	9,269
Spectra Energy Partners, LP 2.95% 2016	6,375	6,473
Spectra Energy Partners 4.60% 2021	2,185	2,314
Cenovus Energy Inc. 4.50% 2014	3,000	3,205
Cenovus Energy Inc. 6.75% 2039	4,250	5,320
Laredo Petroleum, Inc. 9.50% 2019	7,300	8,176
Korea National Oil Corp. 4.00% 20163	6,850	7,296
Petroplus Finance Ltd. 6.75% 20143,5	15,475	1,934
Petroplus Finance Ltd. 7.00% 20173,5	29,700	3,712
Petroplus Finance Ltd. 9.375% 20193,5	12,650	1,581
Energy Transfer Partners, L.P. 5.20% 2022	4,500	4,832
Energy Transfer Partners, L.P. 6.50% 2042	1,665	1,792
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20211,3	5,738	6,039
Arch Coal, Inc. 7.25% 2021	7,000	5,897
Alpha Natural Resources, Inc. 6.00% 2019	2,450	2,101
Alpha Natural Resources, Inc. 6.25% 2021	2,800	2,380
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	3,875	4,088
Energy Transfer Partners, LP 7.50% 2020	3,700	4,079
Peabody Energy Corp. 6.00% 20183	4,000	4,000
NGPL PipeCo LLC 7.119% 20173	850	854
NGPL PipeCo LLC 9.625% 20193	1,650	1,774
CONSOL Energy Inc. 8.00% 2017	1,145	1,194
CONSOL Energy Inc. 8.25% 2020	1,130	1,192
Transportadora de Gas Internacional 5.70% 20223	1,250	1,303
Overseas Shipholding Group, Inc. 8.125% 2018	1,650	1,126
PTT Exploration & Production Ltd 6.35% 20423	800	846
Teekay Corp. 8.50% 2020	725	739
Dolphin Energy Ltd. 5.50% 20213	500	559
		1,341,225

CONSUMER DISCRETIONARY — 3.04%
MEDIA — 1.85%
Comcast Corp. 6.30% 2017	13,410	16,149
Comcast Corp. 5.875% 2018	20,570	24,365
Comcast Corp. 5.15% 2020	7,500	8,726
Comcast Corp. 3.125% 2022	3,620	3,648
Comcast Corp. 6.95% 2037	12,020	15,509
Comcast Corp. 6.40% 2040	7,500	9,403
Comcast Corp. 4.65% 2042	21,185	21,311
Time Warner Inc. 5.875% 2016	19,170	22,479
Time Warner Companies, Inc. 7.25% 2017	1,600	1,997
Time Warner Inc. 4.75% 2021	14,840	16,646
Time Warner Inc. 3.40% 2022	2,500	2,528
Time Warner Cable Inc. 4.00% 2022	4,820	5,112
Time Warner Companies, Inc. 7.57% 2024	12,340	15,968
Time Warner Inc. 6.20% 2040	9,450	11,056
Time Warner Cable Inc. 5.375% 2041	2,630	2,813
Time Warner Inc. 6.25% 2041	7,950	9,289
Time Warner Cable Inc. 6.20% 2013	9,700	10,196
Time Warner Cable Inc. 7.50% 2014	15,675	17,387
Time Warner Cable Inc. 6.75% 2018	15,650	19,098
Time Warner Cable Inc. 8.25% 2019	7,215	9,446
Time Warner Cable Inc. 4.00% 2021	10,280	10,832
Time Warner Cable Inc. 6.75% 2039	6,800	8,326
Time Warner Cable Inc. 5.50% 2041	5,000	5,468
NBCUniversal Media, LLC 2.10% 2014	12,000	12,219
NBCUniversal Media, LLC 2.875% 2016	17,000	17,748
NBCUniversal Media, LLC 5.15% 2020	7,000	8,055
NBCUniversal Media, LLC 4.375% 2021	25,175	27,767
NBCUniversal Media, LLC 6.40% 2040	3,600	4,420
News America Holdings Inc. 8.00% 2016	1,000	1,231
News America Inc. 6.90% 2019	12,750	15,708
News America Inc. 4.50% 2021	5,500	6,045
News America Inc. 6.15% 2037	300	342
News America Inc. 6.65% 2037	20,300	23,803
News America Inc. 6.15% 2041	9,685	11,381
Thomson Reuters Corp. 6.50% 2018	29,355	36,283
Cox Communications, Inc. 7.125% 2012	7,000	7,105
Cox Communications, Inc. 5.45% 2014	16,045	17,668
Cox Communications, Inc. 9.375% 20193	7,225	9,690
Walt Disney Co. 0.875% 2014	25,500	25,676
DISH DBS Corp. 4.625% 20173	5,505	5,539
DISH DBS Corp 6.75% 2021	4,075	4,421
DISH DBS Corp. 5.875% 20223	11,000	11,165
Univision Communications Inc., Term Loan B, 4.495% 20171,2,4	18,526	17,576
Univision Communications Inc. 8.50% 20213	2,240	2,268
WPP Finance 2010 4.75% 2021	16,340	17,192
Virgin Media Finance PLC 8.375% 20193	8,050	9,086
Virgin Media Secured Finance PLC 5.25% 2021	2,650	2,943
Virgin Media Secured Finance PLC 5.50% 2021	£3,000	4,957
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	$9,000	9,923
CBS Corp. 1.95% 2017	8,500	8,506
Omnicom Group Inc. 3.625% 2022	8,000	8,152
Nara Cable Funding Ltd. 8.875% 2018	€6,820	7,574
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	$6,500	7,118
Grupo Televisa, SAB 6.625% 2040	5,200	6,393
Warner Music Group 9.50% 20163	2,800	3,066
UPC Germany GmbH 9.625% 2019	€1,250	1,737
		620,509

CONSUMER SERVICES — 0.48%
MGM Resorts International 6.75% 2012	$3,510	3,536
MGM Resorts International 6.75% 2013	5,825	5,993
MGM Resorts International 13.00% 2013	2,875	3,292
MGM Resorts International 5.875% 2014	34,190	35,216
MGM Resorts International 6.625% 2015	2,600	2,691
Boyd Gaming Corp. 6.75% 2014	10,830	10,898
Boyd Gaming Corp. 7.125% 2016	10,285	10,079
Boyd Gaming Corp. 9.125% 2018	3,920	4,057
Revel Entertainment, Term Loan B, 9.00% 20171,2,4	18,500	15,833
Seminole Tribe of Florida 5.798% 20131,3	4,375	4,491
Seminole Tribe of Florida 7.804% 20201,3	7,745	7,688
Marriott International, Inc., Series I, 6.375% 2017	9,750	11,479
Mohegan Tribal Gaming Authority 10.50% 20163	6,375	5,610
Mohegan Tribal Gaming Authority 11.00% 20182,3,6	6,750	4,539
NCL Corp. Ltd. 11.75% 2016	3,000	3,458
NCL Corp. Ltd. 9.50% 2018	3,375	3,679
Burger King Corp 0%/11.00% 20193,7	8,075	6,389
Royal Caribbean Cruises Ltd. 11.875% 2015	5,150	6,257
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 20125	7,525	5,982
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	3,000	3,180
Seneca Gaming Corp. 8.25% 20183	2,775	2,858
Marina District Finance Co., Inc. 9.50% 2015	2,000	1,950
Education Management LLC and Education Management Finance Corp. 8.75% 2014	2,025	1,812
Choice Hotels International Inc. 5.75% 2022	800	839
		161,806

RETAILING — 0.42%
Macy’s Retail Holdings, Inc. 7.875% 20152	21,050	24,649
Federated Department Stores, Inc. 6.90% 2029	3,288	3,902
Macy’s Retail Holdings, Inc. 5.125% 2042	4,000	4,233
Staples, Inc. 9.75% 2014	23,470	26,244
Nordstrom, Inc. 6.75% 2014	18,975	21,050
Neiman Marcus Group, Inc. 10.375% 2015	2,000	2,080
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20181,2,4	12,335	12,220
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20161,2,4	4,274	4,034
Toys “R” Us Property Co. II, LLC 8.50% 2017	8,275	8,658
Toys “R” Us Property Co. I, LLC 10.75% 2017	650	713
Home Depot, Inc. 4.40% 2021	7,500	8,679
Marks and Spencer Group PLC 6.25% 20173	885	975
Marks and Spencer Group PLC 7.125% 20373	5,856	6,215
Michaels Stores, Inc. 13.00% 2016	4,245	4,558
Bon-Ton Department Stores, Inc. 10.25% 2014	5,240	4,454
J.C. Penney Co., Inc. 5.75% 2018	1,000	911
J.C. Penney Co., Inc. 5.65% 2020	3,000	2,595
PETCO Animal Supplies, Inc. 9.25% 20183	2,050	2,250
Target Corp. 0.636% 20142	2,000	2,007
Lowe’s Companies, Inc. 3.12% 2022	1,500	1,539
		141,966

AUTOMOBILES & COMPONENTS — 0.27%
DaimlerChrysler North America Holding Corp. 6.50% 2013	16,775	17,989
Daimler Finance NA LLC 2.625% 20163	21,550	22,206
Daimler Finance NA LLC 3.00% 20163	2,000	2,080
DaimlerChrysler North America Holding Corp. 8.50% 2031	9,000	13,821
Volkswagen International Finance NV 1.078% 20142,3	13,000	12,980
Volkswagen International Finance NV 2.875% 20163	3,000	3,123
Volkswagen International Finance NV 4.00% 20203	11,650	12,697
Dynacast International Ltd. 9.25% 20193	2,325	2,424
Tower Automotive Holdings 10.625% 20173	1,797	1,914
		89,234

CONSUMER DURABLES & APPAREL — 0.02%
Mattel, Inc. 2.50% 2016	5,000	5,143
Jarden Corp. 8.00% 2016	3,020	3,307
		8,450

INDUSTRIALS — 2.96%
CAPITAL GOODS — 1.67%
General Electric Capital Corp., Series A, 2.25% 2015	19,500	19,915
General Electric Capital Corp. 2.95% 2016	2,790	2,883
General Electric Capital Corp. 3.35% 2016	21,500	22,680
General Electric Capital Corp. 2.30% 2017	17,920	18,070
General Electric Corp. 5.25% 2017	6,235	7,293
General Electric Capital Corp., Series A, 5.625% 2018	4,000	4,606
General Electric Capital Corp., Series A, 6.00% 2019	26,050	30,543
General Electric Capital Corp. 4.65% 2021	16,500	18,373
United Technologies Corp. 1.20% 2015	2,795	2,830
United Technologies Corp. 1.80% 2017	5,770	5,902
United Technologies Corp. 4.50% 2020	8,430	9,793
United Technologies Corp. 3.10% 2022	24,565	25,818
United Technologies Corp. 4.50% 2042	16,195	17,892
Volvo Treasury AB 5.95% 20153	56,693	61,902
Hawker Beechcraft Acquisition Co., LLC, Debtor in Possession Delayed Draw, 9.75% 20121,2,4	7,718	7,861
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.361% 20141,2,4	2,382	1,358
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 4.25% 20141,2,4	47,542	27,099
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.75% 20141,2,4	2,344	1,363
Hawker Beechcraft Acquisition Co., LLC 8.875% 20155,6	1,568	267
Hawker Beechcraft Acquisition Co., LLC 9.75% 20175	2,185	22
Ply Gem Industries, Inc. 13.125% 2014	7,055	7,178
Ply Gem Industries, Inc. 8.25% 2018	24,595	24,226
JELD-WEN Escrow Corp. 12.25% 20173	25,000	28,250
Northrop Grumman Corp. 3.70% 2014	9,500	9,993
Northrop Grumman Corp. 5.05% 2019	14,180	16,396
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	27,305	24,506
US Investigations Services, Inc., Term Loan B, 2.994% 20151,2,4	521	496
US Investigations Services, Inc., Term Loan D, 7.75% 20151,2,4	4,929	4,913
US Investigations Services, Inc. 10.50% 20153	7,200	6,588
US Investigations Services, Inc. 11.75% 20163	6,610	5,850
Nortek Inc. 10.00% 2018	8,000	8,440
Nortek Inc. 8.50% 2021	9,220	9,059
ABB Finance (USA) Inc. 1.625% 2017	9,245	9,305
ABB Finance (USA) Inc. 2.875% 2022	6,750	6,848
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.47% 20141,2,4	813	806
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 5.47% 20141,2,4	773	766
DAE Aviation Holdings, Inc. 11.25% 20153	13,605	14,081
BAE Systems Holdings Inc. 4.95% 20143	13,505	14,218
Raytheon Co. 6.75% 2018	4,030	4,951
Raytheon Co. 4.40% 2020	7,895	8,984
Euramax International, Inc. 9.50% 2016	13,010	11,546
Honeywell International Inc. 5.00% 2019	8,725	10,399
Hutchison Whampoa International Ltd. 6.50% 20133	7,200	7,431
Esterline Technologies Corp. 6.625% 2017	2,495	2,592
Esterline Technologies Corp. 7.00% 2020	3,475	3,840
Danaher Corp. 2.30% 2016	1,065	1,113
Danaher Corp. 3.90% 2021	4,000	4,468
Atlas Copco AB 5.60% 20173	4,525	5,243
Ashtead Capital, Inc. 9.00% 20163	4,950	5,154
John Deere Capital Corp., Series D, 4.50% 2013	2,000	2,061
Deere & Co. 2.60% 2022	2,600	2,603
Odebrecht Finance Ltd 7.00% 2020	2,350	2,585
Odebrecht Finance Ltd 5.125% 20223	1,000	993
Odebrecht Finance Ltd 6.00% 20233	500	529
BE Aerospace, Inc. 5.25% 2022	2,940	3,036
Eaton Corp. 0.798% 20142	2,000	2,007
H&E Equipment Services, Inc. 8.375% 2016	1,850	1,917
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,650	1,799
		561,640

TRANSPORTATION — 1.23%
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20161	4,937	5,057
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20171	60	61
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20181	726	729
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20181	102	103
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20191	12,533	13,249
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20191	17,369	18,498
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20191	307	315
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20201	11,313	12,310
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20201	6,072	6,132
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 20211	262	287
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20211,3	799	783
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20211	1,427	1,461
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20221	10,892	11,845
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20221	3,816	3,921
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20221	12,581	13,887
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20221	10,133	11,311
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20221	901	923
Union Pacific Corp. 5.125% 2014	8,430	9,001
Union Pacific Corp. 5.75% 2017	12,250	14,590
Union Pacific Corp. 4.00% 2021	14,000	15,435
Union Pacific Corp. 4.163% 2022	7,437	8,309
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 20221	6,078	7,018
Union Pacific Corp. 6.15% 2037	10,930	14,089
Northwest Airlines, Inc., Term Loan B, 3.97% 20131,2,4	1,365	1,368
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20141	5,040	5,040
Northwest Airlines, Inc., Term Loan A, 2.22% 20181,2,4	53,164	50,771
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20241	87	94
Norfolk Southern Corp. 5.75% 2016	5,740	6,612
Norfolk Southern Corp. 5.75% 2018	5,000	5,941
Norfolk Southern Corp. 5.90% 2019	9,250	11,319
Norfolk Southern Corp. 3.25% 2021	2,000	2,073
Norfolk Southern Corp. 3.00% 2022	15,250	15,471
Norfolk Southern Corp. 4.837% 2041	1,118	1,241
Burlington Northern Santa Fe LLC 7.00% 2014	1,875	2,057
Burlington Northern Santa Fe LLC 5.65% 2017	12,500	14,678
Burlington Northern Santa Fe LLC 5.75% 2018	9,035	10,761
Burlington Northern Santa Fe, LLC 3.60% 2020	7,500	7,960
Burlington Northern Santa Fe LLC 3.45% 2021	2,800	2,937
Burlington Northern Santa Fe LLC 6.15% 2037	2,500	3,081
Burlington Northern Santa Fe, LLC 5.05% 2041	500	553
CEVA Group PLC 11.625% 20163	5,715	5,986
CEVA Group PLC 8.375% 20173	5,925	5,777
CEVA Group PLC 11.50% 20183	5,305	4,881
CEVA Group PLC 12.75% 20203	27,200	24,820
Canadian National Railway Co. 1.45% 2016	6,090	6,133
Canadian National Railway Co. 5.55% 2018	2,250	2,692
Canadian National Railway Co. 2.85% 2021	10,000	10,374
CSX Corp. 5.75% 2013	8,385	8,667
CSX Corp. 7.375% 2019	7,500	9,585
AMR Corp. 9.00% 20125	1,300	774
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20191	235	102
American Airlines, Inc., Series 2011-2, Class A, 8.625% 20231	10,190	10,840
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	7,850	7,340
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	2,925	2,516
Navios Logistics Finance (US) Inc., 9.25% 2019	375	347
CMA CGM 8.50% 20173	2,025	1,124
		413,229

COMMERCIAL & PROFESSIONAL SERVICES — 0.06%
Republic Services, Inc. 3.80% 2018	2,000	2,143
Republic Services, Inc. 5.00% 2020	5,000	5,670
Republic Services, Inc. 3.55% 2022	500	507
Republic Services, Inc. 5.70% 2041	2,000	2,306
Waste Management, Inc. 2.60% 2016	3,330	3,422
Waste Management, Inc. 4.60% 2021	5,455	6,083
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	211	243
		20,374

HEALTH CARE — 2.84%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.71%
GlaxoSmithKline Capital Inc. 4.85% 2013	20,000	20,767
GlaxoSmithKline Capital PLC 1.50% 2017	19,750	19,818
GlaxoSmithKline Capital Inc. 5.65% 2018	15,000	18,165
GlaxoSmithKline Capital PLC 2.85% 2022	18,500	18,875
GlaxoSmithKline Capital Inc. 6.375% 2038	7,100	9,811
Roche Holdings Inc. 5.00% 20143	6,685	7,137
Roche Holdings Inc. 6.00% 20193	46,020	57,375
Roche Holdings Inc. 7.00% 20393	13,310	19,506
Gilead Sciences, Inc. 2.40% 2014	7,215	7,441
Gilead Sciences, Inc. 3.05% 2016	15,695	16,593
Gilead Sciences, Inc. 4.40% 2021	36,310	40,185
Gilead Sciences, Inc. 5.65% 2041	13,805	16,176
Amgen Inc. 2.50% 2016	27,200	28,302
Amgen Inc. 2.125% 2017	22,567	22,869
Amgen Inc. 3.875% 2021	1,000	1,059
Amgen Inc. 3.625% 2022	7,560	7,840
Amgen Inc. 5.15% 2041	7,250	7,608
Amgen Inc. 5.375% 2043	1,060	1,153
Novartis Capital Corp. 1.90% 2013	15,000	15,190
Novartis Capital Corp. 4.125% 2014	11,025	11,644
Novartis Securities Investment Ltd. 5.125% 2019	27,530	32,888
Biogen Idec Inc. 6.00% 2013	30,050	31,036
Biogen Idec Inc. 6.875% 2018	17,000	20,782
Pfizer Inc 5.35% 2015	125	140
Pfizer Inc 6.20% 2019	18,140	22,781
inVentiv Health Inc. 10.00% 20183	19,040	16,470
inVentiv Health Inc. 10.00% 20183	7,370	6,338
Schering-Plough Corp. 5.30% 20132	6,000	6,397
Schering-Plough Corp. 5.375% 2014	€6,395	8,878
Schering-Plough Corp. 6.00% 2017	$5,300	6,491
Quintiles, Term Loan B, 5.00% 20181,2,4	15,370	15,245
Alkermes, Inc., Term Loan B, 6.75% 20171,2,4	8,676	8,730
Alkermes, Inc., Term Loan B, 9.50% 20181,2,4	3,555	3,635
AstraZeneca PLC 5.40% 2012	12,000	12,118
Sanofi 0.771% 20142	10,000	10,042
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	4,600	5,020
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	1,750	1,916
Patheon Inc. 8.625% 20173	6,507	6,377
Grifols Inc. 8.25% 2018	5,065	5,457
Johnson & Johnson 0.557% 20142	5,000	5,027
		573,282

HEALTH CARE EQUIPMENT & SERVICES — 1.13%
Express Scripts Inc. 2.75% 20143	16,000	16,354
Express Scripts Inc. 6.25% 2014	27,133	29,683
Medco Health Solutions, Inc. 2.75% 2015	10,310	10,611
Express Scripts Inc. 3.125% 2016	18,427	19,210
Express Scripts Inc. 3.50% 20163	3,000	3,163
Express Scripts Inc. 2.65% 20173	15,000	15,284
Express Scripts Inc. 4.75% 20213	13,500	14,979
Express Scripts Inc. 3.90% 20223	12,000	12,473
Express Scripts Inc. 6.125% 20413	5,500	6,718
Cardinal Health, Inc. 5.50% 2013	4,035	4,201
Cardinal Health, Inc. 4.00% 2015	6,490	6,970
Cardinal Health, Inc. 1.90% 2017	3,550	3,582
Cardinal Health, Inc. 4.625% 2020	6,020	6,762
Cardinal Health, Inc. 3.20% 2022	675	686
Allegiance Corp. 7.00% 2026	9,635	12,580
UnitedHealth Group Inc. 6.00% 2017	21,892	26,400
UnitedHealth Group Inc. 5.70% 2040	1,250	1,548
UnitedHealth Group Inc. 4.625% 2041	5,000	5,403
PTS Acquisition Corp. 9.50% 20156	18,558	19,092
PTS Acquisition Corp. 9.75% 2017	€8,775	11,216
Kinetic Concepts, Inc. 10.50% 20183	$19,650	20,731
Kinetic Concepts, Inc. 12.50% 20193	9,000	8,235
VWR Funding, Inc., Series B, 10.25% 20156	21,784	22,546
Tenet Healthcare Corp. 7.375% 2013	3,195	3,291
Tenet Healthcare Corp. 9.25% 2015	11,600	12,963
Boston Scientific Corp. 6.00% 2020	10,900	13,028
Coventry Health Care, Inc. 6.30% 2014	11,395	12,394
DENTSPLY International Inc. 1.967% 20132	5,000	5,029
DENTSPLY International Inc. 2.75% 2016	5,620	5,722
Symbion Inc. 8.00% 2016	10,050	10,050
Multiplan Inc. 9.875% 20183	7,880	8,668
Rotech Healthcare Inc. 10.50% 2018	12,400	6,324
Merge Healthcare Inc 11.75% 2015	5,250	5,447
Surgical Care Affiliates, Inc. 8.875% 20152,3,6	3,927	3,986
Surgical Care Affiliates, Inc. 10.00% 20173	925	932
Bausch & Lomb Inc. 9.875% 2015	4,625	4,856
Centene Corp. 5.75% 2017	3,760	3,798
WellPoint, Inc. 3.125% 2022	1,000	1,011
WellPoint, Inc. 4.625% 2042	2,000	2,073
McKesson Corp. 3.25% 2016	1,580	1,698
McKesson Corp. 6.00% 2041	1,045	1,384
		381,081

UTILITIES — 2.39%
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	11,574	13,318
Consumers Energy Co. 5.65% 2018	6,925	8,397
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	36,427	44,961
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	4,278	5,511
Consumers Energy Co. 5.65% 2020	2,090	2,557
Consumers Energy Co. 2.85% 2022	19,000	19,385
MidAmerican Energy Holdings Co. 5.875% 2012	15,000	15,189
MidAmerican Energy Co. 4.65% 2014	5,000	5,405
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	225	240
MidAmerican Energy Co. 5.95% 2017	3,000	3,590
MidAmerican Energy Co. 5.30% 2018	5,000	5,888
MidAmerican Energy Holdings Co. 5.75% 2018	37,700	44,797
PacifiCorp., First Mortgage Bonds, 2.95% 2022	10,000	10,299
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	21,750	22,829
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	41,425	60,130
Niagara Mohawk Power 3.553% 20143	14,850	15,658
National Grid PLC 6.30% 2016	37,605	43,442
National Grid Co. PLC 5.875% 2024	£170	323
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	$6,500	7,752
Public Service Co. of Colorado 5.80% 2018	9,728	11,934
Public Service Co. of Colorado 5.125% 2019	4,950	5,917
Public Service Co. of Colorado 3.20% 2020	14,945	16,051
Xcel Energy Inc. 4.70% 2020	2,500	2,895
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	6,842	9,673
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	1,700	1,873
CenterPoint Energy Resources Corp. 4.50% 2021	41,336	45,238
Teco Finance, Inc. 6.75% 2015	15,546	17,666
Teco Finance, Inc. 4.00% 2016	3,303	3,539
Teco Finance, Inc. 6.572% 2017	4,163	5,029
Teco Finance, Inc. 5.15% 2020	8,429	9,656
Tampa Electric Co. 4.10% 2042	5,060	5,127
Iberdrola Finance Ireland 3.80% 20143	17,515	17,054
Scottish Power PLC 5.375% 2015	15,000	15,512
Ohio Edison Co. 6.40% 2016	6,260	7,206
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	17,223
Toledo Edison Co. 7.25% 2020	5,025	6,453
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	4,275	4,486
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	4,550	5,069
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,000	1,146
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	13,455	16,659
Nevada Power Co., General and Refunding Mortgage Notes, Series O, 6.50% 2018	460	567
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	306	391
TXU, Term Loan, 4.741% 20171,2,4	32,068	19,260
Texas Competitive Electric Holdings Co. LLC, 11.50% 20203	12,560	8,635
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20173	12,000	13,740
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	2,700	3,091
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20213	3,055	3,395
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 20363	2,000	2,235
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036	1,500	1,676
E.ON International Finance BV 5.80% 20183	20,500	24,053
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	12,167
Virginia Electric and Power Co. 2.95% 2022	8,000	8,266
AES Corp. 7.75% 2015	6,575	7,413
AES Corp. 8.00% 2020	8,350	9,623
Entergy Corp. 4.70% 2017	14,900	15,651
Veolia Environnement 6.00% 2018	11,445	12,691
Veolia Environnement 6.125% 2033	€1,075	1,555
Ohio Power Co., Series H, 4.85% 2014	$5,965	6,284
Ohio Power Co., Series M, 5.375% 2021	2,950	3,492
Midwest Generation, LLC, Series B, 8.56% 20161	9,316	8,944
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,325
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,530
CEZ, a s 4.25% 20223	8,480	8,731
Progress Energy, Inc. 6.05% 2014	2,100	2,275
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 2.80% 2022	6,000	6,117
SP PowerAssets Ltd. 5.00% 20133	8,000	8,367
PG&E Corp. 5.75% 2014	2,000	2,153
Pacific Gas and Electric Co. 8.25% 2018	4,000	5,401
Consolidated Edison Company of New York, Inc., Series 2012 A, 4.20% 2042	6,470	6,936
Colbun SA 6.00% 20203	5,400	5,837
PSEG Power LLC 2.75% 2016	3,140	3,198
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,190	2,607
Israel Electric Corp. Ltd. 8.10% 20963	6,250	5,803
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 20281	4,958	5,762
Enel Finance International SA 3.875% 20143	3,235	3,183
Electricité de France SA 5.50% 20143	3,000	3,178
Wisconsin Electric Power Co. 2.95% 2021	3,000	3,129
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20181,3	1,858	2,011
		801,749

TELECOMMUNICATION SERVICES — 2.21%
ALLTEL Corp. 7.00% 2012	10,375	10,375
Verizon Communications Inc. 3.00% 2016	24,000	25,542
Verizon Communications Inc. 8.50% 2018	8,000	10,967
Verizon Communications Inc. 8.75% 2018	26,000	35,803
Verizon Communications Inc. 4.75% 2041	7,250	8,019
AT&T Inc. 0.875% 2015	10,000	10,000
SBC Communications Inc. 5.625% 2016	22,575	26,170
AT&T Inc. 1.70% 2017	12,480	12,559
AT&T Inc. 3.875% 2021	8,000	8,738
AT&T Inc. 5.35% 2040	13,425	15,488
AT&T Inc. 5.55% 2041	13,220	15,842
Telecom Italia Capital SA 5.25% 2015	25,674	25,481
Telecom Italia Capital SA 6.999% 2018	28,176	28,176
Telecom Italia Capital SA 7.175% 2019	19,186	19,186
Telecom Italia Capital SA 6.375% 2033	2,455	1,939
Telecom Italia Capital SA 7.20% 2036	5,895	5,025
Telecom Italia Capital SA 7.721% 2038	5,757	5,066
Nextel Communications, Inc., Series E, 6.875% 2013	272	274
Nextel Communications, Inc., Series F, 5.95% 2014	29,570	29,755
Nextel Communications, Inc., Series D, 7.375% 2015	19,100	19,219
Sprint Nextel Corp. 8.375% 2017	2,500	2,575
Sprint Nextel Corp. 9.125% 20173	9,250	9,736
Sprint Nextel Corp. 11.50% 20213	9,550	10,672
Deutsche Telekom International Finance BV 4.875% 2014	16,250	17,286
Deutsche Telekom International Finance BV 3.125% 20163	12,175	12,608
Deutsche Telekom International Finance BV 2.25% 20173	5,500	5,443
Deutsche Telekom International Finance BV 9.25% 2032	14,444	21,424
Deutsche Telekom International Finance BV 4.875% 20423	4,000	3,820
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20153	26,195	23,968
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20153	24,450	22,372
Clearwire Communications and Clearwire Finance, Inc. 14.75% 20163	1,925	1,896
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20173	2,735	2,243
Koninklijke KPN NV 8.375% 2030	30,670	39,389
Cricket Communications, Inc. 10.00% 2015	27,685	28,654
Cricket Communications, Inc. 7.75% 2016	9,175	9,783
Cricket Communications, Inc. 7.75% 2020	250	240
France Télécom 4.375% 2014	11,440	12,024
France Télécom 2.125% 2015	19,155	19,280
France Télécom 4.125% 2021	3,000	3,147
Telefónica Emisiones, SAU 3.992% 2016	22,600	20,227
Telefónica Emisiones, SAU 5.134% 2020	3,604	3,111
Telefónica Emisiones, SAU 5.462% 2021	7,927	6,919
Telefónica Europe BV 8.25% 2030	1,675	1,625
Telefónica Emisiones, SAU 7.045% 2036	84	74
Digicel Group Ltd. 12.00% 20143	5,000	5,550
Digicel Group Ltd. 8.875% 20153	25,040	25,416
Wind Acquisition SA 11.75% 20173	26,912	21,866
Wind Acquisition SA 7.25% 20183	9,275	8,162
Vodafone Group PLC, Term Loan B, 6.875% 20151,4,6	5,095	5,171
Vodafone Group PLC, Term Loan B, 6.25% 20161,4,6,8	5,491	5,574
Vodafone Group PLC 5.45% 2019	12,500	15,031
Frontier Communications Corp. 8.25% 2017	14,620	15,790
Frontier Communications Corp. 8.125% 2018	1,500	1,601
Frontier Communications Corp. 8.50% 2020	2,950	3,142
Frontier Communications Corp. 9.25% 2021	2,450	2,646
Frontier Communications Corp. 8.75% 2022	1,275	1,345
América Móvil, SAB de CV 2.375% 2016	3,000	3,094
América Móvil, SAB de CV 5.00% 2020	6,700	7,647
América Móvil, SAB de CV 8.46% 2036	MXN27,000	2,128
LightSquared, Term Loan B, 12.00% 20141,4,5,6	$18,669	12,718
Trilogy International Partners, LLC, 10.25% 20163	8,600	7,052
Crown Castle International Corp. 9.00% 2015	2,550	2,792
Crown Castle International Corp. 7.75% 20173	300	327
Level 3 Communications, Inc. 11.875% 2019	1,000	1,111
Syniverse Holdings, Inc. 9.125% 2019	500	545
SBA Telecommunications, Inc. 8.00% 2016	471	504
		741,352

CONSUMER STAPLES — 2.09%
FOOD, BEVERAGE & TOBACCO — 1.49%
Anheuser-Busch InBev NV 2.50% 2013	3,000	3,042
Anheuser-Busch InBev NV 0.827% 20142	8,710	8,764
Anheuser-Busch InBev NV 3.625% 2015	25,250	27,058
Anheuser-Busch InBev NV 4.125% 2015	34,375	37,073
Anheuser-Busch InBev NV 8.625% 2017	€2,500	4,156
Anheuser-Busch InBev NV 6.875% 2019	$6,740	8,714
Anheuser-Busch InBev NV 7.75% 2019	16,250	21,503
Anheuser-Busch InBev NV 5.375% 2020	3,000	3,583
Anheuser-Busch InBev NV 6.375% 2040	2,500	3,437
SABMiller Holdings Inc. 1.85% 20153	3,000	3,045
SABMiller Holdings Inc. 2.45% 20173	47,360	48,889
SABMiller Holdings Inc. 3.75% 20223	11,000	11,731
SABMiller Holdings Inc. 4.95% 20423	5,000	5,565
Kraft Foods Inc. 2.625% 2013	3,830	3,888
Kraft Foods Inc. 1.625% 20153	9,120	9,224
Kraft Foods Inc. 2.25% 20173	8,050	8,256
Kraft Foods Inc. 6.125% 2018	7,250	8,702
Kraft Foods Inc. 5.375% 2020	6,500	7,709
Kraft Foods Inc. 3.50% 20223	21,180	21,798
Kraft Foods Inc. 6.50% 2040	5,000	6,455
Kraft Foods Inc. 5.00% 20423	3,000	3,192
Coca-Cola Co. 1.50% 2015	21,970	22,469
Coca-Cola Co. 1.80% 2016	22,815	23,399
Coca-Cola Co. 3.15% 2020	9,190	9,871
Altria Group, Inc. 9.25% 2019	13,000	18,096
Altria Group, Inc. 4.75% 2021	6,000	6,822
Altria Group, Inc. 9.95% 2038	6,350	10,139
Altria Group, Inc. 10.20% 2039	4,000	6,534
British American Tobacco International Finance PLC 2.125% 20173	23,125	23,132
British American Tobacco International Finance PLC 9.50% 20183	13,000	17,730
Pernod Ricard SA 2.95% 20173	16,500	16,727
Pernod Ricard SA 4.45% 20223	16,500	17,143
Pernod Ricard SA 5.50% 20423	4,000	4,117
PepsiCo, Inc. 3.10% 2015	17,000	17,918
PepsiCo, Inc. 2.50% 2016	7,500	7,884
PepsiCo, Inc. 4.00% 2042	1,500	1,577
Philip Morris International Inc. 1.625% 2017	4,500	4,555
Philip Morris International Inc. 2.90% 2021	11,200	11,567
Philip Morris International Inc. 4.375% 2041	4,000	4,150
Fortune Brands, Inc. 6.375% 2014	6,467	7,088
Del Monte Corp. 7.625% 2019	4,000	4,055
BFF International Ltd. 7.25% 20203	2,500	2,844
CEDC Finance Corp. 9.125% 20163	3,500	2,231
Smithfield Foods, Inc., Series B, 7.75% 2013	81	85
Smithfield Foods, Inc. 10.00% 2014	1,321	1,514
Constellation Brands, Inc. 8.375% 2014	550	627
Constellation Brands, Inc. 7.25% 2017	750	861
TreeHouse Foods, Inc. 7.75% 2018	1,200	1,303
Cott Beverages Inc. 8.375% 2017	1,000	1,092
Tyson Foods, Inc. 6.85% 20162	500	574
		501,888

FOOD & STAPLES RETAILING — 0.59%
Kroger Co. 5.00% 2013	18,000	18,551
Kroger Co. 7.50% 2014	6,500	7,129
Kroger Co. 3.90% 2015	10,000	10,797
Kroger Co. 6.40% 2017	29,450	35,262
Kroger Co. 3.40% 2022	2,500	2,505
Wal-Mart Stores, Inc. 2.875% 2015	11,550	12,255
Wal-Mart Stores, Inc. 2.80% 2016	11,500	12,329
Wal-Mart Stores, Inc. 5.80% 2018	11,095	13,696
Rite Aid Corp. 9.75% 2016	23,550	26,082
Rite Aid Corp. 10.25% 2019	40	45
Rite Aid Corp. 8.00% 2020	3,075	3,498
Delhaize Group 5.875% 2014	2,850	3,002
Delhaize Group 6.50% 2017	16,205	18,032
Delhaize Group 5.70% 2040	2,465	2,080
Safeway Inc. 5.00% 2019	16,000	16,585
Safeway Inc. 3.95% 2020	3,292	3,184
Tesco PLC 5.50% 20173	12,459	14,489
		199,521

HOUSEHOLD & PERSONAL PRODUCTS — 0.01%
Procter & Gamble Co. 3.50% 2015	150	161
Procter & Gamble Co. 1.45% 2016	2,645	2,700
		2,861

MATERIALS — 1.52%
ArcelorMittal 5.375% 2013	6,500	6,686
ArcelorMittal 3.75% 2015	24,000	24,154
ArcelorMittal 4.50% 2017	25,865	25,506
ArcelorMittal 9.85% 2019	4,000	4,769
ArcelorMittal 5.50% 2021	20,315	19,274
ArcelorMittal 6.25% 2022	4,875	4,787
ArcelorMittal 7.00% 2039	1,000	975
ArcelorMittal 6.75% 2041	9,500	8,904
Rio Tinto Finance (USA) Ltd. 8.95% 2014	5,000	5,712
Rio Tinto Finance (USA) Ltd. 2.25% 2016	10,500	10,870
Rio Tinto Finance (USA) Ltd. 2.50% 2016	14,650	15,245
Rio Tinto Finance (USA) Ltd. 9.00% 2019	12,670	17,356
Rio Tinto Finance (USA) PLC 3.50% 2022	2,000	2,114
International Paper Co. 7.40% 2014	24,650	27,333
International Paper Co. 7.95% 2018	8,300	10,477
International Paper Co. 4.75% 2022	1,500	1,642
Xstrata Canada Financial Corp. 2.85% 20143	7,000	7,138
Xstrata Canada Financial Corp. 3.60% 20173	13,000	13,408
Xstrata Canada Financial Corp. 4.95% 20213	15,750	16,316
Dow Chemical Co. 7.60% 2014	20,250	22,554
Dow Chemical Co. 5.70% 2018	3,500	4,104
Dow Chemical Co. 4.25% 2020	3,000	3,268
Dow Chemical Co. 4.125% 2021	5,000	5,377
Reynolds Group 8.75% 20163	11,710	12,383
Reynolds Group 9.25% 20183	390	384
Reynolds Group 7.875% 20193	2,605	2,833
Reynolds Group 9.875% 20193	6,600	6,856
Reynolds Group 9.875% 20193	5,560	5,775
Newcrest Finance Pty Ltd. 4.45% 20213	23,285	23,958
Newcrest Finance Pty Ltd. 5.75% 20413	4,000	4,221
Teck Resources Ltd. 3.15% 2017	2,055	2,123
Teck Resources Ltd. 4.75% 2022	13,360	14,394
Teck Resources Ltd. 6.25% 2041	6,750	7,594
Cliffs Natural Resources Inc. 4.875% 2021	19,870	19,563
Cliffs Natural Resources Inc. 6.25% 2040	3,625	3,576
BHP Billiton Finance (USA) Ltd. 5.50% 2014	8,795	9,532
BHP Billiton Finance (USA) Ltd. 1.00% 2015	5,000	5,012
BHP Billiton Finance (USA) Ltd. 1.625% 2017	8,000	8,068
Georgia Gulf Corp. 9.00% 20173	15,825	17,724
POSCO 4.25% 20203	15,000	15,403
CEMEX Finance LLC 9.50% 2016	5,925	5,807
CEMEX Finance LLC 9.50% 20163	5,200	5,096
CEMEX SA 9.25% 20203	1,126	959
Ecolab Inc. 3.00% 2016	7,820	8,256
Ecolab Inc. 4.35% 2021	1,000	1,111
Ecolab Inc. 5.50% 2041	1,250	1,508
Inmet Mining Corp. 8.75% 20203	10,925	10,870
Newpage Corp. 11.375% 20145	11,460	7,506
MacDermid 9.50% 20173	5,870	6,163
JMC Steel Group Inc. 8.25% 20183	5,000	4,987
Ball Corp. 7.125% 2016	1,270	1,389
Ball Corp. 5.75% 2021	1,850	1,998
Ball Corp. 5.00% 2022	1,405	1,463
Taminco Global Chemical Corp. 9.75% 20203	4,500	4,646
Smurfit Capital Funding PLC 7.50% 2025	3,345	3,362
Georgia-Pacific Corp. 5.40% 20203	2,775	3,228
Barrick Gold Corp. 3.85% 2022	3,000	3,115
FMG Resources 7.00% 20153	3,000	3,075
Yara International ASA 7.875% 20193	2,175	2,730
Arbermarle Corp. 5.10% 2015	2,156	2,346
Airgas, Inc. 7.125% 2018	2,000	2,164
ICI Wilmington, Inc. 5.625% 2013	2,000	2,106
Graphic Packaging International, Inc. 9.50% 2017	1,195	1,320
Graphic Packaging International, Inc. 7.875% 2018	700	773
E.I. du Pont de Nemours and Co. 0.888% 20142	1,000	1,009
E.I. du Pont de Nemours and Co. 5.25% 2016	500	591
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,250	1,545
Packaging Dynamics Corp. 8.75% 20163	1,430	1,509
Anglogold Ashanti Holdings Ltd. 5.375% 2020	1,380	1,421
Ardagh Packaging Finance 11.125% 20182,3,6	1,230	1,138
Praxair, Inc. 4.375% 2014	200	213
Praxair, Inc. 4.625% 2015	500	551
		511,323

INFORMATION TECHNOLOGY — 0.92%
SOFTWARE & SERVICES — 0.58%
International Business Machines Corp. 0.75% 2015	18,510	18,497
International Business Machines Corp. 1.95% 2016	15,905	16,384
International Business Machines Corp. 2.00% 2016	28,500	29,462
International Business Machines Corp. 1.875% 2019	12,000	12,155
International Business Machines Corp. 5.60% 2039	151	198
International Business Machines Corp. 4.00% 2042	3,002	3,157
First Data Corp. 9.875% 2015	3,372	3,414
First Data Corp. 9.875% 2015	874	889
First Data Corp. 10.55% 20156	4,371	4,491
First Data Corp. 11.25% 2016	46,385	43,950
First Data Corp., Term Loan D, 5.245% 20171,2,4	3,022	2,888
First Data Corp. 8.25% 20213	2,843	2,857
First Data Corp. 12.625% 2021	6,795	6,837
First Data Corp. 8.75% 20222,3,6	13,827	14,000
SRA International, Inc., Term Loan B, 6.50% 20181,2,4	12,108	11,763
SRA International, Inc. 11.00% 2019	12,080	12,201
Blackboard Inc., Term Loan B, 7.50% 20181,2,4	9,900	9,628
SunGard Data Systems Inc. 7.375% 2018	765	824
SunGard Data Systems Inc. 7.625% 2020	636	681
		194,276

TECHNOLOGY HARDWARE & EQUIPMENT — 0.21%
Cisco Systems, Inc. 0.718% 20142	14,000	14,079
Cisco Systems, Inc. 2.90% 2014	10,125	10,655
Cisco Systems, Inc. 4.45% 2020	5,000	5,786
Xerox Corp. 6.40% 2016	768	879
Xerox Corp. 2.95% 2017	19,035	19,280
Xerox Corp. 6.75% 2017	360	419
Hewlett-Packard Co. 0.867% 20142	7,000	6,943
Hewlett-Packard Co. 2.625% 2014	4,000	4,100
Jabil Circuit, Inc. 8.25% 2018	5,850	6,888
Hughes Satellite Systems Corp. 7.625% 2021	575	628
		69,657

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.13%
Freescale Semiconductor, Inc. 9.25% 20183	8,500	9,138
Freescale Semiconductor, Inc. 10.125% 20183	155	170
Freescale Semiconductor, Inc., Term Loan B, 6.00% 20191,2,4	11,721	11,572
Samsung Electronics America, Inc., 1.75% 20173	8,900	8,891
NXP BV and NXP Funding LLC 3.217% 20132	398	398
NXP BV and NXP Funding LLC 10.00% 20139	6,882	7,554
National Semiconductor Corp. 6.60% 2017	6,000	7,428
		45,151

Total corporate bonds & notes		10,027,878

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 23.61%
U.S. Treasury 1.375% 2012	165,780	166,524
U.S. Treasury 3.00% 201210	31,694	31,714
U.S. Treasury 1.125% 201311	216,455	218,256
U.S. Treasury 1.875% 201310	31,316	32,096
U.S. Treasury 3.375% 2013	16,275	16,779
U.S. Treasury 3.50% 2013	50,000	51,482
U.S. Treasury 3.875% 2013	25,000	25,572
U.S. Treasury 0.25% 2014	202,700	202,469
U.S. Treasury 0.25% 2014	11,750	11,740
U.S. Treasury 1.25% 2014	187,140	189,947
U.S. Treasury 1.875% 2014	81,530	83,629
U.S. Treasury 2.375% 2014	41,500	43,402
U.S. Treasury 2.625% 2014	79,340	83,078
U.S. Treasury 1.25% 2015	15,000	15,375
U.S. Treasury 1.875% 2015	40,055	41,768
U.S. Treasury 2.125% 2015	165,000	174,243
U.S. Treasury 4.25% 2015	50,000	55,867
U.S. Treasury 0.125% 201610	26,057	27,154
U.S. Treasury 0.875% 2016	114,185	115,358
U.S. Treasury 0.875% 2016	11,245	11,350
U.S. Treasury 1.00% 2016	206,090	209,392
U.S. Treasury 1.00% 2016	94,165	95,688
U.S. Treasury 1.50% 2016	26,170	27,124
U.S. Treasury 1.75% 2016	86,870	90,870
U.S. Treasury 2.00% 2016	95,000	100,236
U.S. Treasury 2.375% 2016	100,000	106,805
U.S. Treasury 2.625% 2016	43,790	47,146
U.S. Treasury 3.00% 2016	3,560	3,910
U.S. Treasury 5.125% 2016	36,000	42,282
U.S. Treasury 7.50% 2016	58,000	75,069
U.S. Treasury 0.625% 2017	5,000	4,979
U.S. Treasury 0.75% 2017	50,290	50,363
U.S. Treasury 0.875% 2017	302,100	304,517
U.S. Treasury 0.875% 2017	13,680	13,803
U.S. Treasury 1.00% 2017	308,986	313,349
U.S. Treasury 3.00% 2017	39,750	43,953
U.S. Treasury 3.25% 2017	33,850	37,853
U.S. Treasury 4.625% 2017	50,000	58,932
U.S. Treasury 8.75% 2017	25,000	34,606
U.S. Treasury 2.375% 2018	20,000	21,684
U.S. Treasury 3.50% 2018	58,625	67,116
U.S. Treasury 1.125% 2019	416,050	416,911
U.S. Treasury 3.125% 2019	74,450	84,675
U.S. Treasury 8.125% 2019	25,000	37,114
U.S. Treasury 3.50% 2020	6,825	7,980
U.S. Treasury 8.75% 2020	34,450	54,373
U.S. Treasury 2.00% 2021	50,000	51,877
U.S. Treasury 2.125% 2021	71,750	75,475
U.S. Treasury 3.625% 2021	400	473
U.S. Treasury 8.00% 2021	40,000	62,844
U.S. Treasury 8.125% 2021	22,790	35,824
U.S. Treasury 0.125% 202210	76,235	80,802
U.S. Treasury 1.75% 2022	417,001	420,792
U.S. Treasury 2.00% 2022	298,825	309,120
U.S. Treasury 7.125% 2023	85,000	130,053
U.S. Treasury 6.875% 2025	77,500	121,131
U.S. Treasury 7.625% 2025	1,550	2,539
U.S. Treasury 6.00% 2026	69,050	101,283
U.S. Treasury 6.50% 2026	28,910	44,589
U.S. Treasury 6.375% 2027	11,375	17,526
U.S. Treasury 5.25% 2028	50,000	70,422
U.S. Treasury 6.25% 2030	27,755	43,851
U.S. Treasury 4.50% 2036	158,957	213,748
U.S. Treasury 3.50% 2039	35,000	40,551
U.S. Treasury 4.25% 2039	8,165	10,678
U.S. Treasury 4.375% 2039	103,000	137,376
U.S. Treasury 3.875% 2040	29,776	36,708
U.S. Treasury 4.25% 2040	9,800	12,838
U.S. Treasury 4.625% 2040	165,695	229,514
U.S. Treasury 2.125% 204110	315	452
U.S. Treasury 3.75% 2041	317,745	383,703
U.S. Treasury 4.375% 2041	3,575	4,781
U.S. Treasury 4.75% 2041	6,220	8,797
U.S. Treasury 3.00% 2042	105,400	110,609
U.S. Treasury 3.125% 2042	183,287	197,162
Fannie Mae 0.625% 2012	83,000	83,088
Fannie Mae 0.75% 2013	99,300	99,788
Fannie Mae 4.625% 2013	36,700	38,753
Fannie Mae 2.50% 2014	7,250	7,546
Fannie Mae 3.00% 2014	9,500	10,036
Fannie Mae 0.50% 2015	17,500	17,478
Fannie Mae 5.375% 2016	10,420	12,352
Fannie Mae 6.25% 2029	400	576
Fannie Mae 6.625% 2030	2,875	4,359
Fannie Mae: 7.125% 2030	5,400	8,485
Federal Home Loan Bank 1.75% 2012	69,000	69,164
Federal Home Loan Bank, Series 363, 4.50% 2012	36,500	37,088
Federal Home Loan Bank 1.625% 2013	22,100	22,328
Federal Home Loan Bank 3.625% 2013	75,000	78,238
Federal Home Loan Bank 2.50% 2014	25,000	26,038
Federal Home Loan Bank 5.50% 2014	8,000	8,832
Federal Home Loan Bank, Series 2816, 1.00% 2017	13,035	13,102
Federal Home Loan Bank 4.125% 2020	14,525	17,201
Federal Home Loan Bank 5.50% 2036	2,600	3,531
Freddie Mac 2.125% 2012	20,000	20,089
Freddie Mac 0.50% 2014	12,400	12,428
Freddie Mac 2.50% 2014	12,000	12,460
Freddie Mac 4.50% 2014	7,400	7,875
Freddie Mac 5.00% 2014	25,000	27,324
Freddie Mac 1.75% 2015	37,350	38,794
Freddie Mac 2.50% 2016	3,500	3,748
Freddie Mac 5.50% 2016	17,980	21,402
Freddie Mac 5.00% 2017	11,500	13,695
Freddie Mac 2.375% 2022	14,500	14,979
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.467% 20122	50,000	50,061
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.468% 20122	11,020	11,025
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	20,102
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	11,000	11,005
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.875% 2012	13,500	13,599
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	33,700	34,685
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,202
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 3.00% 2014	10,000	10,567
CoBank ACB 7.875% 20183	23,615	29,032
CoBank ACB 1.068% 20222,3	34,865	27,889
Tennessee Valley Authority, Series A, 5.50% 2017	1,500	1,836
Tennessee Valley Authority, Series A, 3.875% 2021	4,125	4,775
Tennessee Valley Authority, 4.65% 2035	4,000	4,738
Tennessee Valley Authority 5.25% 2039	21,250	27,748
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,200	3,992
Tennessee Valley Authority, Series A, 4.625% 2060	1,100	1,332
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	25,000	25,223
Federal Agricultural Mortgage Corp. 5.125% 20173	5,000	5,922
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,563
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,994
		7,933,118

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 3.84%
Turkey (Republic of) 10.00% 2013	TRY13,350	7,470
Turkey (Republic of) 16.00% 2013	21,045	12,517
Turkey (Republic of) 10.00% 2015	13,000	7,469
Turkey (Republic of) 9.00% 2016	4,900	2,757
Turkey (Republic of) 7.50% 2017	$5,725	6,691
Turkey (Republic of) 6.75% 2018	17,250	19,751
Turkey (Republic of) 4.00% 202010	TRY16,177	9,607
Turkey (Republic of) 10.50% 2020	4,500	2,741
Turkey (Republic of) 5.625% 2021	$8,000	8,770
Turkey (Republic of) 8.00% 2034	1,250	1,649
Turkey (Republic of) 6.75% 2040	9,300	10,869
Brazil (Federal Republic of) 6.00% 201510	BRL 8,587	4,581
Brazil (Federal Republic of) Global 12.50% 2016	30,400	18,485
Brazil (Federal Republic of) 10.00% 2017	28,515	14,571
Brazil (Federal Republic of) 6.00% 201710	72,854	39,568
Brazil (Federal Republic of) Global 8.00% 20181	$1,110	1,296
Brazil (Federal Republic of) Global 4.875% 2021	5,250	6,098
Brazil (Federal Republic of) Global 12.25% 2030	425	841
Brazil (Federal Republic of) Global 7.125% 2037	750	1,086
Polish Government, Series 0414, 5.75% 2014	PLN25,196	7,717
Polish Government 3.875% 2015	$7,805	8,270
Polish Government, Series 1017, 5.25% 2017	PLN63,195	19,393
Polish Government 6.375% 2019	$36,085	42,638
Polish Government 5.00% 2022	2,700	2,961
United Mexican States Government, Series M10, 8.00% 2015	MXN115,000	9,498
United Mexican States Government 3.50% 201710	184,639	15,738
United Mexican States Government Global 5.95% 2019	$5,170	6,328
United Mexican States Government, Series M, 6.50% 2021	MXN292,500	23,825
United Mexican States Government Global, Series A, 3.625% 2022	$2,750	2,926
United Mexican States Government Global, Series A, 6.75% 2034	2,495	3,418
United Mexican States Government, Series M30, 10.00% 2036	MXN 55,500	5,791
United Mexican States Government 4.00% 204010	140,136	12,485
Australia Government Agency-Guaranteed, National Australia Bank 0.969% 20142,3	$25,000	25,097
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20143	50,550	52,772
Russian Federation 7.85% 2018	RUB240,000	7,829
Russian Federation 7.85% 2018	135,000	4,404
Russian Federation 5.00% 2020	$23,900	26,051
Russian Federation 7.50% 20301	29,632	35,650
Russian Federation 7.50% 20301,3	117	140
Colombia (Republic of) Global 12.00% 2015	COP39,750,000	27,727
Colombia (Republic of) Global 7.75% 2021	7,505,000	5,255
Colombia (Republic of) Global 9.85% 2027	12,551,000	10,682
Colombia (Republic of) Global 7.375% 2037	$13,600	20,189
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20123	7,250	7,319
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20143	23,005	24,018
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 20143	20,000	21,081
South Korean Government 5.75% 2014	21,100	22,750
South Korean Government 5.25% 2015	KRW21,600,000	19,931
South Korean Government 5.50% 2017	10,100,000	9,679
Japanese Government, Series 296, 1.50% 2018	¥2,468,700	33,036
Japanese Government, Series 29, 2.40% 2038	1,342,250	18,727
France Government Agency-Guaranteed, Société Finance 2.875% 20143	$33,200	34,374
France Government Agency-Guaranteed, Société Finance 3.375% 20143	10,000	10,401
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20123	42,220	42,289
Indonesia (Republic of) 5.875% 2020	6,800	7,871
Indonesia (Republic of) 5.875% 20203	6,200	7,176
Indonesia (Republic of) 7.75% 2038	18,400	25,438
Venezuela (Republic of) 8.50% 2014	245	244
Venezuela (Republic of) 7.65% 2025	985	685
Venezuela (Republic of) 9.25% 2027	38,045	31,007
Venezuela (Republic of) 9.25% 2028	11,160	8,537
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20133	35,000	35,445
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20143	33,320	34,994
Uruguay (Republic of) 5.00% 201810	UYU385,912	20,131
Uruguay (Republic of) 4.375% 202810	220,923	11,215
Uruguay (Republic of) 7.625% 20361	$1,250	1,812
Peru (Republic of) 8.75% 2033	8,226	13,532
Peru (Republic of) 6.55% 20371	14,200	19,397
Philippines (Republic of) 6.375% 2034	15,500	19,879
Philippines (Republic of) 6.25% 2036	PHP326,000	8,245
Iraq (Republic of) 5.80% 20281	$25,300	20,809
Argentina (Republic of) 0.098% 20121,2	24,755	3,052
Argentina (Republic of) 8.28% 20331,6	25,998	17,159
Netherlands Government 1.00% 2017	18,300	18,321
Chilean Government 3.875% 2020	3,000	3,345
Chilean Government 5.50% 2020	CLP1,790,000	3,829
Chilean Government 3.25% 2021	$9,950	10,597
Province of Ontario, Series 1, 1.875% 2012	17,375	17,470
Bahrain Government 5.50% 2020	10,440	10,453
Bahrain Government 5.50% 20203	510	511
Croatian Government 6.75% 2019	7,985	8,026
Croatian Government 6.75% 20193	2,865	2,880
Bermudan Government 5.603% 20203	5,110	5,855
Bermudan Government 5.603% 2020	3,940	4,515
State of Qatar 3.125% 20173	3,750	3,928
State of Qatar 5.25% 2020	5,000	5,790
State of Qatar 4.50% 20223	500	554
Dominican Republic 9.04% 20181,3	4,481	5,019
Dominican Republic 7.50% 20211,3	3,500	3,754
Dominican Republic 7.50% 20211	950	1,019
Hungarian Government, Series 17/B, 6.75% 2017	HUF738,000	3,162
Hungarian Government 6.25% 2020	$6,700	6,563
European Investment Bank 1.00% 2015	9,100	9,125
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	7,000	8,486
KfW 1.00% 2015	8,400	8,481
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 20143	8,000	8,110
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20143	7,000	7,330
German Government 3.25% 2042	€4,570	6,924
Gabonese Republic 8.20% 2017	$5,300	6,174
South Africa (Republic of) 5.50% 2020	5,000	5,787
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 20133	5,600	5,425
El Salvador (Republic of) 7.375% 2019	4,800	5,321
Panama (Republic of) Global 7.25% 2015	1,138	1,303
Panama (Republic of) Global 7.125% 2026	300	406
Panama (Republic of) Global 8.875% 2027	250	389
Panama (Republic of) Global 9.375% 2029	340	558
Panama (Republic of) Global 6.70% 20361	1,504	2,038
Caisse d’Amortissement de la Dette Sociale 1.625% 20153	4,000	4,003
Lithuania (Republic of) 6.625% 20223	3,400	3,906
Sri Lanka (Republic of) 6.25% 20213	3,400	3,437
Kommunalbanken 1.00% 20143	2,924	2,936
Province of Buenos Aires 10.875% 20211,3	1,500	832
Israeli Government 5.125% 2019	500	569
LCR Finance PLC 5.10% 2051	£165	352
		1,291,317

ASSET-BACKED OBLIGATIONS1 — 0.75%
Aesop Funding II LLC, Series 2010-2A, Class A, 3.63% 20143	$12,400	12,633
Aesop Funding II LLC, Series 2010-5A, Class A, 3.15% 20173	20,000	21,010
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20143	9,000	9,163
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 20163	17,500	19,223
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 20213	25,952	23,656
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	18,000	18,516
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,720	18,086
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	4,243	4,446
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	226	228
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	269	274
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	7,102
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	553	563
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	1,460	1,485
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.392% 20372	18,599	13,769
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	10,958	10,783
MBNA Credit Card Master Note Trust, Series 2006-1, Class C, 0.662% 20152	10,000	9,984
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	1,088	1,093
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	5,391	5,668
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	3,210
Flagstar Home Equity Loan Trust, Series 2006-2A, Class A, 0.405% 20192,3	11,531	9,705
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20143	3,557	3,593
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 20143	5,554	5,559
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.692% 20332	3,045	2,915
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040	1,399	1,423
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2040	717	734
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2040	2,355	2,457
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.405% 20372	9,509	7,011
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.375% 20262	420	318
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.375% 20292	7,321	5,552
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.175% 20352	6,500	4,914
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	4,282	4,469
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	222	225
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	2,483	2,696
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 1.992% 20332	808	640
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	3,446	3,328
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	1,579	1,665
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	1,264	1,286
Hyundai Auto Receivables Trust, Series 2011-A, Class A3, 1.16% 2015	2,500	2,514
Ally Master Owner Trust, Series 2011-1, Class A2, 2.15% 2016	2,450	2,495
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	2,350	2,384
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 20393	£1,160	1,483
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	$1,300	1,335
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.375% 20362	1,188	896
AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A-2, 0.84% 2014	517	517
		251,006

MUNICIPALS — 0.32%
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	18,730	24,277
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	2,410	3,125
State of Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	17,000	18,702
State of New York, Long Island Power Authority, Electric System General Revenue Refunding Bonds,
Series 2009-A, 5.75% 2039	14,330	16,482
State of Illinois, Regional Transportation Authority of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
General Obligation Revenue Refunding Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	15,634
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, 6.72% 2025	11,926	11,865
State of New York, Metropolitan Transportation Authority, Dedicated Tax Fund Bonds (Federally Taxable-Issuer Subsidy-Build
America Bonds), Series 2009-C, 7.336% 2039	5,500	8,078
State of Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue Bonds, Series 2007, 5.50% 2023	6,000	6,589
State of Illinois, City of Chicago, O’Hare International Airport, General Airport Revenue Bonds (Build America Bonds-Direct
Payment), Taxable Series 2010-B, 6.395% 2040	1,000	1,286
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	125	133
		106,171

Total bonds & notes (cost: $30,379,501,000)		31,852,776

Convertible securities — 0.04%

INFORMATION TECHNOLOGY — 0.04%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	11,500	11,931

Total convertible securities (cost: $10,246,000)		$11,931

Preferred securities — 0.01%	Shares

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
CoBank, ACB, Class E, noncumulative3	6,250	3,500

Total preferred securities (cost: $5,820,000)		3,500

Common stocks — 0.01%

CONSUMER DISCRETIONARY — 0.01%
American Media, Inc.8,9,12	453,779	4,574

ENERGY — 0.00%
General Maritime Corp.8,9,12	1,716	63

INDUSTRIALS — 0.00%
Atrium Corp.8,9,12	985	40

Total common stocks (cost: $9,571,000)		4,677

Warrants — 0.00%

ENERGY — 0.00%
General Maritime Corp., warrants, expire 20178,9,12	2,654	22

Total warrants (cost: $671,000)		22

	Principal amount
Short-term securities — 17.57%	(000)

U.S. Treasury Bills 0.062%–0.165% due 7/12/2012–4/4/2013	$1,673,400	1,672,917
Freddie Mac 0.07%–0.20% due 8/1/2012–4/23/2013	969,198	968,695
Fannie Mae 0.07%–0.185% due 7/23/2012–1/8/2013	852,032	851,783
Federal Home Loan Bank 0.06%–0.21% due 7/13/2012–6/14/2013	704,015	703,626
Procter & Gamble Co. 0.13%–0.15% due 7/12–8/20/20123	179,800	179,784
Federal Farm Credit Banks 0.14%–0.22% due 10/18/2012–4/29/2013	170,000	169,806
Coca-Cola Co. 0.13%–0.22% due 8/10–10/9/20123	150,000	149,954
Pfizer Inc 0.11%–0.12% due 7/11–7/19/20123	130,700	130,694
Private Export Funding Corp. 0.13%–0.17% due 7/9–9/10/20123	125,000	124,969
Straight-A Funding LLC 0.16%–0.18% due 7/19–8/14/20123	119,836	119,813
Bank of New York Mellon Corp. 0.10% due 7/12/20123	102,900	102,897
Abbott Laboratories 0.14% due 7/2–8/21/20123	98,376	98,366
Wal-Mart Stores, Inc. 0.12%–0.13% due 7/16–7/27/20123	96,600	96,592
Jupiter Securitization Co., LLC 0.17%–0.18% due 7/17–7/18/20123	90,000	89,992
Merck & Co. Inc. 0.13% due 7/10–8/24/20123	84,500	84,488
NetJets Inc. 0.13%–0.14% due 7/5–8/14/20123	71,500	71,487
Johnson & Johnson 0.10%–0.17% due 7/2–11/1/20123	70,300	70,270
Wells Fargo & Co. 0.18% due 9/18/2012	50,000	49,957
Google Inc. 0.11%–0.14% due 7/9–8/8/20123	45,800	45,796
Chevron Corp. 0.09% due 7/12/20123	30,000	29,999
General Electric Capital Corp. 0.10% due 7/12/2012	30,000	29,999
Estée Lauder Companies Inc. 0.13% due 7/10/20123	25,000	24,999
Paccar Financial Corp. 0.14% due 7/25/2012	17,500	17,498
U.S. Bank, N.A. 0.14% due 7/2/2012	13,500	13,500
Becton, Dickinson and Co. 0.11% due 7/30/2012	6,700	6,699

Total short-term securities (cost: $5,904,600,000)		5,904,580

Total investment securities (cost: $36,310,409,000)		37,777,486
Other assets less liabilities		(4,173,384)

Net assets		$33,604,102

  1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
  2Coupon rate may change periodically.
  3Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,816,362,000, which represented 14.33% of the net assets of the fund.
 4Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $308,467,000, which represented .92% of the net assets of the fund.
  5Scheduled interest and/or principal payment was not received.
  6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
  7Step bond; coupon rate will increase at a later date.
  8Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $10,273,000, which represented .03% of the net assets of the fund.
  9Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date	(000)	(000)	net assets

NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$6,384	$7,554	.02%
American Media, Inc.	11/17/2010	7,602	4,574	.01
General Maritime Corp.	11/6/2009	1,880	63	.00
General Maritime Corp., warrants, expire 2017	11/6/2009	671	22	.00
Atrium Corp.	4/30/2010	89	40	.00
Total restricted securities		$16,626	$12,253	.03%

10Index-linked bond whose principal amount moves with a government price index.
11A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts and interest rate swaps with certain counterparties. The total value of pledged collateral was $152,000, which represented less than .01% of the net assets of the fund.
12Security did not produce income during the last 12 months.

Key to abbreviations and symbols

BRL = Brazilian reais	£ = British pounds	MXN = Mexican pesos	TRY = Turkish lira
CLP = Chilean pesos	HUF = Hungarian forints	PHP = Philippine pesos	UYU = Uruguayan pesos
COP = Colombian pesos	¥ = Japanese yen	PLN = Polish zloty
€ = Euros	KRW = South Korean won	RUB = Russian rubles

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-908-0812O-S32875

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: August 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: August 31, 2012

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 31, 2012